Filed Under Rule 497(c)
File Nos. 033-49552
811-06740

Prospectus     December 27, 2013

WESTERN ASSET INSTITUTIONAL LIQUID RESERVES

Class (Ticker Symbol): Administrative Shares: LRAXX

WESTERN ASSET INSTITUTIONAL CASH RESERVES

Class (Ticker Symbol): Administrative Shares: LCAXX

WESTERN ASSET INSTITUTIONAL U.S. TREASURY RESERVES

Class (Ticker Symbol): Administrative Shares: LTAXX

WESTERN ASSET INSTITUTIONAL U.S. TREASURY OBLIGATIONS MONEY MARKET FUND

Class (Ticker Symbol): Administrative Shares: LAOXX

WESTERN ASSET INSTITUTIONAL GOVERNMENT RESERVES

Class (Ticker Symbol): Administrative Shares: LGAXX

WESTERN ASSET INSTITUTIONAL TAX FREE RESERVES

Class (Ticker Symbol): Administrative Shares: LFAXX

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Class (Ticker Symbol): Administrative Shares: LMAXX

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is accurate or complete. Any statement to the contrary is a crime.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

2	Western Asset Money Market Funds

Western Asset Institutional Liquid Reserves

Investment objective

The fund’s investment objective is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold Administrative Shares of the fund.

Shareholder fees (%)
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual fund operating expenses[1] (%)
(expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.21
Distribution and service (12b-1) fees	0.20
Other expenses[2]	0.02
Total annual fund operating expenses	0.43
Fees waived and/or expenses reimbursed[3]	(0.03)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	0.40

[1]

The fund is a feeder fund that invests in securities through an underlying mutual fund, Liquid Reserves Portfolio. The information in this table and in the Example below reflects the direct fees and expenses of the fund and its allocated share of fees and expenses of Liquid Reserves Portfolio. The gross expenses in the financial highlights do not reflect the reduction in the fund’s management fee by the amount paid by the fund for its allocable share of the management fee paid to Liquid Reserves Portfolio.

[2]	“Other expenses” for Administrative Shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
[3]

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 0.40% for Administrative Shares. This arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time. The manager is permitted to recapture amounts waived and/or reimbursed to the class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limit described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

–	You invest $10,000 in the fund for the time periods indicated

–	Your investment has a 5% return each year and the fund’s operating expenses remain the same

–	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Administrative Shares	41	132	235	537

The fund is a feeder fund that invests in securities through an underlying mutual fund, Liquid Reserves Portfolio, which has the same goals and strategies as the fund. This structure is sometimes known as a “master/feeder” structure.

Principal investment strategies

The fund is a money market fund that invests in high quality, U.S. dollar-denominated short-term debt securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category or, if not rated, are determined by the subadviser to be of equivalent quality.

Western Asset Money Market Funds	3

Principal investment strategies cont’d

The fund may invest in all types of money market instruments, including bank obligations, commercial paper and asset-backed securities, structured investments, repurchase agreements and other short-term debt securities. These instruments may be issued or guaranteed by all types of issuers, including U.S. and foreign banks and other private issuers, the U.S. government or any of its agencies or instrumentalities, U.S. states and municipalities, or foreign governments. These securities may pay interest at fixed, floating or adjustable rates, or may be issued at a discount. The fund may invest without limit in bank obligations, such as certificates of deposit, fixed time deposits and bankers’ acceptances. The fund generally limits its investments in foreign securities to U.S. dollar denominated obligations of issuers, including banks and foreign governments, located in the major industrialized countries, although with respect to bank obligations, the branches of the banks issuing the obligations may be located in The Bahamas or the Cayman Islands.

As a money market fund, the fund tries to maintain a share price of $1.00, and must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. Where required by these rules, the fund’s subadviser or Board of Trustees (the “Board”) will decide whether a security should be held or sold in the event of credit downgrades or certain other events occurring after purchase.

Certain risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. In a situation where the fund would otherwise break the buck, the fund could maintain a $1.00 per share net asset value by reducing the number of shares owned by each shareholder, which would have the same economic effect on a shareholder as breaking the buck.

You should also be aware that the fund’s manager and its affiliates are under no obligation to provide financial support to the fund or take other measures to ensure that you do not lose money on your investment in the fund. You should not invest in the fund with the expectation that any such action will be taken.

There is no assurance that the fund will meet its investment objective.

The fund could underperform other short-term debt instruments or money market funds, or you could lose money, as a result of risks such as:

Market and interest rate risk. General market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment could cause the value of your investment in the fund, or its yield, to decline. The value of your investment may also go down when interest rates rise.

Recent market events risk. The global financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities and unprecedented volatility in the markets.

Governmental and non-governmental issuers (notably in Europe) have defaulted on, or been forced to restructure their debts; and many other issuers have faced difficulties obtaining credit or refinancing existing obligations. These market conditions may continue, worsen or spread, including in the United States, Europe and elsewhere. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In response to the crisis, the U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including by keeping interest rates low. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as reduce the value and liquidity of certain securities.

This environment could make identifying investment risks and opportunities especially difficult for the subadviser, and whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund’s investments may be negatively affected. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation. In particular, changes have been proposed to the rules governing money market funds that, if adopted, would have a significant impact on the way that certain money market funds operate. The impact of these changes and proposed changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Credit risk. An issuer or obligor of a security held by the fund or a counterparty to a financial contract with the fund may default or its credit may be downgraded, or the value of assets underlying a security may decline.

4	Western Asset Money Market Funds

Yield risk. The amount of income received by the fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the fund’s expenses could absorb all or a significant portion of the fund’s income. If interest rates increase, the fund’s yield may not increase proportionately. For example, the fund’s manager may discontinue any temporary voluntary fee limitation or recoup amounts previously waived and/or reimbursed. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the fund’s yield.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets are lower than estimated, or if a fee limitation is changed or terminated.

Structured securities risk. The payment and credit qualities of structured securities derive from their underlying assets, and they may behave in ways not anticipated by the fund, or they may not receive tax, accounting or regulatory treatment anticipated by the fund.

Risks associated with concentration in the banking industry. The fund may invest a significant portion of its assets in obligations that are issued or backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

Foreign investments risk. The fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

Extension risk. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Portfolio selection risk. The value of your investment may decrease if the subadviser’s judgment about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, or about interest rates is incorrect.

Redemption risk. The fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the fund’s ability to maintain a $1.00 share price. In addition, the fund may suspend redemptions when permitted by applicable regulations.

These risks are discussed in more detail later in this Prospectus or in the statement of additional information (”SAI”).

Western Asset Money Market Funds	5

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Institutional Shares, a class of the fund that is invested in the same portfolio of securities as Administrative Shares. The table shows the average annual total returns of Institutional Shares. No performance information is presented for Administrative Shares because there were no Administrative Shares outstanding during the calendar years shown. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/prospectuses (click on the name of the fund), or by calling the fund at 1-877-721-1926 or 1-203-703-6002.

The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

Best Quarter (12/31/2006): 1.34    Worst Quarter (09/30/2011): 0.03

The year-to-date return as of the most recent calendar quarter, which ended 09/30/2013, was 0.08

Average annual total returns (%)
(for periods ended December 31, 2012)

	1 year	5 years	10 years
Institutional Shares	0.19	0.87	2.01

6	Western Asset Money Market Funds

Management

Investment manager: Legg Mason Partners Fund Advisor, LLC

Subadviser: Western Asset Management Company

Purchase and sale of fund shares

In general, you may purchase, redeem or exchange shares of the fund during fund business hours on any day on which both the New York Stock Exchange and the Federal Reserve Bank of New York are open for business, subject to certain exceptions.

The fund’s initial and subsequent investment minimums for Administrative Shares generally are set forth in the accompanying table:

Investment minimum initial/additional investments ($)
Institutional Investors purchasing through financial intermediaries	1 million/50

Administrative Shares are available only through financial intermediaries. Your financial intermediary may impose different investment minimums.

The fund normally calculates its net asset value as of each hour from 9:00 a.m. (Eastern time) until its close of business (normally 4:00 p.m. (Eastern time)) on each fund business day. The fund may close early under certain circumstances. For more information, please contact your financial intermediary, or contact the fund by phone (1-877-721-1926 or 1-203-703-6002).

Tax information

The fund’s distributions are generally taxable as ordinary income or capital gains.

Payments to broker/dealers and other financial intermediaries

The fund’s related companies may pay broker/dealers or other financial intermediaries (such as a bank or an insurance company) for the sale of fund shares, shareholder services and other purposes. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or salesperson or visit your financial intermediary’s or salesperson’s website for more information.

Western Asset Money Market Funds	7

Western Asset Institutional Cash Reserves

Investment objective

The fund’s investment objective is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold Administrative Shares of the fund.

Shareholder fees (%)
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual fund operating expenses[1] (%)
(expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.20
Distribution and service (12b-1) fees	0.20
Other expenses[2]	0.03
Total annual fund operating expenses	0.43
Fees waived and/or expenses reimbursed[3]	(0.03)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	0.40

[1]

This fund is a feeder fund that invests in securities through an underlying mutual fund, Prime Cash Reserves Portfolio. The information in this table and in the Example below reflects the direct fees and expenses of the fund and its allocated share of fees and expenses of Prime Cash Reserves Portfolio. The gross expenses in the financial highlights do not reflect the reduction in the fund’s management fee by the amount paid by the fund for its allocable share of the management fee paid to Prime Cash Reserves Portfolio.

[2]	“Other expenses” for Administrative Shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
[3]

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 0.40% for Administrative Shares. This arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time. The manager is permitted to recapture amounts waived and/or reimbursed to the class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limit described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

–	You invest $10,000 in the fund for the time periods indicated

–	Your investment has a 5% return each year and the fund’s operating expenses remain the same

–	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Administrative Shares	41	132	235	537

The fund is a feeder fund that invests in securities through an underlying mutual fund, Prime Cash Reserves Portfolio, which has the same goals and strategies as the fund. This structure is sometimes known as a “master/feeder” structure.

Principal investment strategies

The fund is a money market fund that invests in high quality, U.S. dollar-denominated short-term debt securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category or, if not rated, are determined by the subadviser to be of equivalent quality.

8	Western Asset Money Market Funds

The fund may invest in all types of money market instruments, including bank obligations, commercial paper and asset-backed securities, structured investments, repurchase agreements and other short-term debt securities. These instruments may be issued or guaranteed by all types of issuers, including U.S. and foreign banks and other private issuers, the U.S. government or any of its agencies or instrumentalities, U.S. states and municipalities, or foreign governments. These securities may pay interest at fixed, floating or adjustable rates, or may be issued at a discount. The fund may invest without limit in bank obligations, such as certificates of deposit, fixed time deposits and bankers’ acceptances. The fund generally limits its investments in foreign securities to U.S. dollar denominated obligations of issuers, including banks and foreign governments, located in the major industrialized countries, although with respect to bank obligations, the branches of the banks issuing the obligations may be located in The Bahamas or the Cayman Islands.

As a money market fund, the fund tries to maintain a share price of $1.00, and must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. Where required by these rules, the fund’s subadviser or Board of Trustees (the “Board”) will decide whether a security should be held or sold in the event of credit downgrades or certain other events occurring after purchase.

Certain risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. In a situation where the fund would otherwise break the buck, the fund could maintain a $1.00 per share net asset value by reducing the number of shares owned by each shareholder, which would have the same economic effect on a shareholder as breaking the buck.

You should also be aware that the fund’s manager and its affiliates are under no obligation to provide financial support to the fund or take other measures to ensure that you do not lose money on your investment in the fund. You should not invest in the fund with the expectation that any such action will be taken.

There is no assurance that the fund will meet its investment objective.

The fund could underperform other short-term debt instruments or money market funds, or you could lose money, as a result of risks such as:

Market and interest rate risk. General market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment could cause the value of your investment in the fund, or its yield, to decline. The value of your investment may also go down when interest rates rise.

Recent market events risk. The global financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities and unprecedented volatility in the markets.

Governmental and non-governmental issuers (notably in Europe) have defaulted on, or been forced to restructure their debts; and many other issuers have faced difficulties obtaining credit or refinancing existing obligations. These market conditions may continue, worsen or spread, including in the United States, Europe and elsewhere. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In response to the crisis, the U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including by keeping interest rates low. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as reduce the value and liquidity of certain securities.

This environment could make identifying investment risks and opportunities especially difficult for the subadviser, and whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund’s investments may be negatively affected. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation. In particular, changes have been proposed to the rules governing money market funds that, if adopted, would have a significant impact on the way that certain money market funds operate. The impact of these changes and proposed changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Credit risk. An issuer or obligor of a security held by the fund or a counterparty to a financial contract with the fund may default or its credit may be downgraded, or the value of assets underlying a security may decline.

Western Asset Money Market Funds	9

Certain risks cont’d

Yield risk. The amount of income received by the fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the fund’s expenses could absorb all or a significant portion of the fund’s income. If interest rates increase, the fund’s yield may not increase proportionately. For example, the fund’s manager may discontinue any temporary voluntary fee limitation or recoup amounts previously waived and/or reimbursed. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the fund’s yield.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets are lower than estimated, or if a fee limitation is changed or terminated.

Structured securities risk. The payment and credit qualities of structured securities derive from their underlying assets, and they may behave in ways not anticipated by the fund, or they may not receive tax, accounting or regulatory treatment anticipated by the fund.

Risks associated with concentration in the banking industry. The fund may invest a significant portion of its assets in obligations that are issued or backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

Foreign investments risk. The fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

Extension risk. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Portfolio selection risk. The value of your investment may decrease if the subadviser’s judgment about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, or about interest rates is incorrect.

Redemption risk. The fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the fund’s ability to maintain a $1.00 share price. In addition, the fund may suspend redemptions when permitted by applicable regulations.

These risks are discussed in more detail later in this Prospectus or in the statement of additional information (”SAI”).

10	Western Asset Money Market Funds

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Institutional Shares, a class of the fund that is invested in the same portfolio of securities as Administrative Shares. The table shows the average annual total returns of Institutional Shares. No performance information is presented for Administrative Shares because there were no Administrative Shares outstanding during the calendar years shown. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/prospectuses (click on the name of the fund), or by calling the fund at 1-877-721-1926 or 1-203-703-6002.

The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

Best Quarter (12/31/2006): 1.32    Worst Quarter (09/30/2011): 0.03

The year-to-date return as of the most recent calendar quarter, which ended 09/30/2013, was 0.07

Average annual total returns (%)
(for periods ended December 31, 2012)

	1 year	5 years	10 years
Institutional Shares	0.19	0.83	1.98

Western Asset Money Market Funds	11

Management

Investment manager: Legg Mason Partners Fund Advisor, LLC

Subadviser: Western Asset Management Company

Purchase and sale of fund shares

In general, you may purchase or redeem shares of the fund during fund business hours on any day on which both the New York Stock Exchange and the Federal Reserve Bank of New York are open for business, subject to certain exceptions.

The fund’s initial and subsequent investment minimums for Administrative Shares generally are set forth in the accompanying table:

Investment minimum initial/additional investments ($)
Institutional Investors purchasing through financial intermediaries	1 million/50

Administrative Shares are available only through financial intermediaries. Your financial intermediary may impose different investment minimums.

The fund normally calculates its net asset value as of each hour from 9:00 a.m. (Eastern time) until its close of business (normally 5:00 p.m. (Eastern time)) on each fund business day. The fund may close early under certain circumstances. For more information, please contact your financial intermediary, or contact the fund by phone (1-877-721-1926 or 1-203-703-6002).

Tax information

The fund’s distributions are generally taxable as ordinary income or capital gains.

Payments to broker/dealers and other financial intermediaries

The fund’s related companies may pay broker/dealers or other financial intermediaries (such as a bank or an insurance company) for the sale of fund shares, shareholder services and other purposes. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or salesperson or visit your financial intermediary’s or salesperson’s website for more information.

12	Western Asset Money Market Funds

Western Asset Institutional U.S. Treasury Reserves

Investment objective

The fund’s investment objective is to provide shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with preservation of capital.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold Administrative Shares of the fund.

Shareholder fees (%)
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual fund operating expenses[1] (%)
(expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.19
Distribution and service (12b-1) fees	0.20
Other expenses[2]	0.02
Total annual fund operating expenses	0.41
Fees waived and/or expenses reimbursed[3]	(0.01)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	0.40

[1]

The fund is a feeder fund that invests in securities through an underlying mutual fund, U.S. Treasury Reserves Portfolio. The information in this table and in the Example below reflects the direct fees and expenses of the fund and its allocated share of fees and expenses of U.S. Treasury Reserves Portfolio. The gross expenses in the financial highlights do not reflect the reduction in the fund’s management fee by the amount paid by the fund for its allocable share of the management fee paid to U.S. Treasury Reserves Portfolio.

[2]	“Other expenses” for Administrative Shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
[3]

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 0.40% for Administrative Shares. This arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time. The manager is permitted to recapture amounts waived and/or reimbursed to the class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limit described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

–	You invest $10,000 in the fund for the time periods indicated

–	Your investment has a 5% return each year and the fund’s operating expenses remain the same

–	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Administrative Shares	41	130	228	516

The fund is a feeder fund that invests in securities through an underlying mutual fund, U.S. Treasury Reserves Portfolio, which has the same goals and strategies as the fund. This structure is sometimes known as a “master/feeder” structure.

Principal investment strategies

The fund is a money market fund that invests all of its assets in direct obligations of the U.S. Treasury. Direct obligations of the U.S. Treasury include U.S. Treasury bills, notes and bonds; STRIPS, which are individual interest and principal components of eligible Treasury notes and

Western Asset Money Market Funds	13

Principal investment strategies cont’d

bonds that are traded as separate securities; and TIPS, which are inflation-protected securities issued by the U.S. Treasury, the principal of which increases with inflation and decreases with deflation, as measured by the Consumer Price Index. The fund will not enter into repurchase agreements, but may enter into reverse repurchase agreements to satisfy redemption requests or for other temporary or emergency purposes. Although the fund invests in U.S. government obligations, an investment in the fund is neither insured nor guaranteed by the U.S. government.

As a money market fund, the fund tries to maintain a share price of $1.00, and must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. Where required by these rules, the fund’s subadviser or Board of Trustees (the “Board”) will decide whether a security should be held or sold in the event of credit downgrades or certain other events occurring after purchase.

Certain risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. In a situation where the fund would otherwise break the buck, the fund could maintain a $1.00 per share net asset value by reducing the number of shares owned by each shareholder, which would have the same economic effect on a shareholder as breaking the buck.

You should also be aware that the fund’s manager and its affiliates are under no obligation to provide financial support to the fund or take other measures to ensure that you do not lose money on your investment in the fund. You should not invest in the fund with the expectation that any such action will be taken.

There is no assurance that the fund will meet its investment objective.

The fund could underperform other short-term debt instruments or money market funds, or you could lose money, as a result of risks such as:

Market and interest rate risk. General market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment could cause the value of your investment in the fund, or its yield, to decline. The value of your investment may also go down when interest rates rise.

Recent market events risk. The global financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities and unprecedented volatility in the markets. In response to the crisis, the U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including by keeping interest rates low. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as reduce the value and liquidity of certain securities.

This environment could make identifying investment risks and opportunities especially difficult for the subadviser, and whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund’s investments may be negatively affected. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation. In particular, changes have been proposed to the rules governing money market funds that, if adopted, would have a significant impact on the way that certain money market funds operate. The impact of these changes and proposed changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Credit risk. An issuer or obligor of a security held by the fund or a counterparty to a financial contract with the fund may default or its credit may be downgraded, or the value of assets underlying a security may decline.

Yield risk. The amount of income received by the fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the fund’s expenses could absorb all or a significant portion of the fund’s income. If interest rates increase, the fund’s yield may not increase proportionately. For example, the fund’s manager may discontinue any temporary voluntary fee limitation or recoup amounts previously waived and/or reimbursed. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the fund’s yield.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets are lower than estimated, or if a fee limitation is changed or terminated.

14	Western Asset Money Market Funds

Portfolio selection risk. The value of your investment may decrease if the subadviser’s judgment about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, or about interest rates is incorrect.

Redemption risk. The fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the fund’s ability to maintain a $1.00 share price. In addition, the fund may suspend redemptions when permitted by applicable regulations.

These risks are discussed in more detail later in this Prospectus or in the statement of additional information (”SAI”).

Western Asset Money Market Funds	15

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Institutional Shares, a class of the fund that is invested in the same portfolio of securities as Administrative Shares. The table shows the average annual total returns of Institutional Shares. No performance information is presented for Administrative Shares because there were no Administrative Shares outstanding during the calendar years shown. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/prospectuses (click on the name of the fund), or by calling the fund at 1-877-721-1926 or 1-203-703-6002.

The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

Best Quarter (12/31/2006): 1.22    Worst Quarter (06/30/2012): 0.00

The year-to-date return as of the most recent calendar quarter, which ended 09/30/2013, was 0.01

Average annual total returns (%)
(for periods ended December 31, 2012)

	1 year	5 years	10 years
Institutional Shares	0.01	0.35	1.53

16	Western Asset Money Market Funds

Management

Investment manager: Legg Mason Partners Fund Advisor, LLC

Subadviser: Western Asset Management Company

Purchase and sale of fund shares

In general, you may purchase, redeem or exchange shares of the fund during fund business hours on any day on which both the New York Stock Exchange and the Federal Reserve Bank of New York are open for business, subject to certain exceptions.

The fund’s initial and subsequent investment minimums for Administrative Shares generally are set forth in the accompanying table:

Investment minimum initial/additional investments ($)
Institutional Investors purchasing through financial intermediaries	1 million/50

Administrative Shares are available only through financial intermediaries. Your financial intermediary may impose different investment minimums.

The fund normally calculates its net asset value as of each hour from 9:00 a.m. (Eastern time) until its close of business (normally 2:00 p.m. (Eastern time)) on each fund business day. The fund may close early under certain circumstances. For more information, please contact your financial intermediary, or contact the fund by phone (1-877-721-1926 or 1-203-703-6002).

Tax information

The fund’s distributions are generally taxable as ordinary income or capital gains.

Payments to broker/dealers and other financial intermediaries

The fund’s related companies may pay broker/dealers or other financial intermediaries (such as a bank or an insurance company) for the sale of fund shares, shareholder services and other purposes. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or salesperson or visit your financial intermediary’s or salesperson’s website for more information.

Western Asset Money Market Funds	17

Western Asset Institutional U.S. Treasury Obligations Money Market Fund

Investment objective

The fund’s investment objective is to seek maximum current income to the extent consistent with preservation of capital and the maintenance of liquidity.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold Administrative Shares of the fund.

Shareholder fees (%)
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual fund operating expenses[1] (%)
(expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.25
Distribution and service (12b-1) fees	0.20
Other expenses[2]	0.19
Total annual fund operating expenses	0.64
Fees waived and/or expenses reimbursed[3]	(0.24)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	0.40

[1]

The fund is a feeder fund that invests in securities through an underlying mutual fund, U.S. Treasury Obligations Portfolio. The information in this table and in the Example below reflects the direct fees and expenses of the fund and its allocated share of fees and expenses of U.S. Treasury Obligations Portfolio.

[2]	“Other expenses” are estimated for the current fiscal year. Actual expenses may differ from estimates.
[3]

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 0.40% for Administrative Shares. This arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time. The manager is permitted to recapture amounts waived and/or reimbursed to the class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limit described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

–	You invest $10,000 in the fund for the time periods indicated

–	Your investment has a 5% return each year and the fund’s operating expenses remain the same

–	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years
Administrative Shares	41	180

The fund is a feeder fund that invests in securities through an underlying mutual fund, U.S. Treasury Obligations Portfolio, which has the same goals and strategies as the fund. This structure is sometimes known as a “master/feeder” structure.

Principal investment strategies

The fund is a money market fund that invests all of its assets in direct obligations of the U.S. Treasury and in repurchase agreements secured by these obligations. Direct obligations of the U.S. Treasury include U.S. Treasury bills, notes and bonds; STRIPS, which are individual interest

18	Western Asset Money Market Funds

and principal components of eligible Treasury notes and bonds that are traded as separate securities; and TIPS, which are inflation-protected securities issued by the U.S. Treasury, the principal of which increases with inflation and decreases with deflation, as measured by the Consumer Price Index. Although the fund invests in U.S. government obligations, an investment in the fund is neither insured nor guaranteed by the U.S. government.

As a money market fund, the fund tries to maintain a share price of $1.00, and must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. Where required by these rules, the fund’s subadviser or Board of Trustees (the “Board”) will decide whether a security should be held or sold in the event of credit downgrades or certain other events occurring after purchase.

Certain risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. In a situation where the fund would otherwise break the buck, the fund could maintain a $1.00 per share net asset value by reducing the number of shares owned by each shareholder, which would have the same economic effect on a shareholder as breaking the buck.

You should also be aware that the fund’s manager and its affiliates are under no obligation to provide financial support to the fund or take other measures to ensure that you do not lose money on your investment in the fund. You should not invest in the fund with the expectation that any such action will be taken.

There is no assurance that the fund will meet its investment objective.

The fund could underperform other short-term debt instruments or money market funds, or you could lose money, as a result of risks such as:

Market and interest rate risk. General market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment could cause the value of your investment in the fund, or its yield, to decline. The value of your investment may also go down when interest rates rise.

Recent market events risk. The global financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities and unprecedented volatility in the markets. In response to the crisis, the U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including by keeping interest rates low. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as reduce the value and liquidity of certain securities.

This environment could make identifying investment risks and opportunities especially difficult for the subadviser, and whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund’s investments may be negatively affected. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation. In particular, changes have been proposed to the rules governing money market funds that, if adopted, would have a significant impact on the way that certain money market funds operate. The impact of these changes and proposed changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Credit risk. An issuer or obligor of a security held by the fund or a counterparty to a financial contract with the fund may default or its credit may be downgraded, or the value of assets underlying a security may decline.

Yield risk. The amount of income received by the fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the fund’s expenses could absorb all or a significant portion of the fund’s income. If interest rates increase, the fund’s yield may not increase proportionately. For example, the fund’s manager may discontinue any temporary voluntary fee limitation or recoup amounts previously waived and/or reimbursed. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the fund’s yield.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets are lower than estimated, or if a fee limitation is changed or terminated.

Western Asset Money Market Funds	19

Certain risks cont’d

Portfolio selection risk. The value of your investment may decrease if the subadviser’s judgment about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, or about interest rates is incorrect.

Redemption risk. The fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the fund’s ability to maintain a $1.00 share price. In addition, the fund may suspend redemptions when permitted by applicable regulations.

These risks are discussed in more detail later in this Prospectus or in the statement of additional information (“SAI”).

20	Western Asset Money Market Funds

Performance

The fund is newly offered. Once the fund has a performance record of at least one calendar year, the fund’s performance will be included in its Prospectus. The fund will make updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/prospectuses (click on the name of the fund), at 1-877-721-1926 or 1-203-703-6002.

Western Asset Money Market Funds	21

Management

Investment manager: Legg Mason Partners Fund Advisor, LLC

Subadviser: Western Asset Management Company

Purchase and sale of fund shares

In general, you may purchase, redeem or exchange shares of the fund during fund business hours on any day on which both the New York Stock Exchange and the Federal Reserve Bank of New York are open for business, subject to certain exceptions.

The fund’s initial and subsequent investment minimums for Administrative Shares generally are set forth in the accompanying table:

Investment minimum initial/additional investments ($)
Institutional Investors purchasing through financial intermediaries	1 million/50

Administrative Shares are available only through financial intermediaries. Your financial intermediary may impose different investment minimums.

The fund normally calculates its net asset value as of each hour from 9:00 a.m. (Eastern time) until its close of business (normally 4:00 p.m. (Eastern time)) on each fund business day. The fund may close early under certain circumstances. For more information, please contact your financial intermediary, or contact the fund by phone (1-877-721-1926 or 1-203-703-6002).

Tax information

The fund’s distributions are generally taxable as ordinary income or capital gains.

Payments to broker/dealers and other financial intermediaries

The fund’s related companies may pay broker/dealers or other financial intermediaries (such as a bank or an insurance company) for the sale of fund shares, shareholder services and other purposes. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or salesperson or visit your financial intermediary’s or salesperson’s website for more information.

22	Western Asset Money Market Funds

Western Asset Institutional Government Reserves

Investment objective

The fund seeks maximum current income to the extent consistent with preservation of capital and the maintenance of liquidity.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold Administrative Shares of the fund.

Shareholder fees (%)
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual fund operating expenses[1] (%)
(expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.19
Distribution and service (12b-1) fees	0.20
Other expenses[2]	0.02
Total annual fund operating expenses	0.41
Fees waived and/or expenses reimbursed[3]	(0.01)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	0.40

[1]

This fund is a feeder fund that invests in securities through an underlying mutual fund, Government Portfolio. The information in this table and in the Example below reflects the direct fees and expenses of the fund and its allocated share of fees and expenses of Government Portfolio. The gross expenses in the financial highlights do not reflect the reduction in the fund’s management fee by the amount paid by the fund for its allocable share of the management fee paid to Government Portfolio.

[2]	“Other expenses” for Administrative Shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
[3]

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 0.40% for Administrative Shares. This arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time. The manager is permitted to recapture amounts waived and/or reimbursed to the class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limit described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

–	You invest $10,000 in the fund for the time periods indicated

–	Your investment has a 5% return each year and the fund’s operating expenses remain the same

–	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Administrative Shares	41	130	228	516

The fund is a feeder fund that invests in securities through an underlying mutual fund, Government Portfolio, which has the same goals and strategies as the fund. This structure is sometimes known as a “master/feeder” structure.

Principal investment strategies

The fund is a money market fund that invests exclusively in short-term U.S. government obligations, including U.S. Treasuries and securities issued or guaranteed by the U.S. government or its agencies, authorities, instrumentalities or sponsored entities and in repurchase agreements. These securities may pay interest at fixed, floating or adjustable rates or may be

Western Asset Money Market Funds	23

Principal investment strategies cont’d

issued at a discount. U.S. government obligations are not necessarily backed by the full faith and credit of the United States. Although the fund invests in U.S. government obligations, an investment in the fund is neither insured nor guaranteed by the U.S. government.

The fund invests in securities that, at the time of purchase, are rated by one or more rating agencies in the highest short term rating category or, if not rated, are determined by the subadviser to be of equivalent quality.

As a money market fund, the fund tries to maintain a share price of $1.00, and must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. Where required by these rules, the fund’s subadviser or Board of Trustees (the “Board”) will decide whether a security should be held or sold in the event of credit downgrades or certain other events occurring after purchase.

Certain risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. In a situation where the fund would otherwise break the buck, the fund could maintain a $1.00 per share net asset value by reducing the number of shares owned by each shareholder, which would have the same economic effect on a shareholder as breaking the buck.

You should also be aware that the fund’s manager and its affiliates are under no obligation to provide financial support to the fund or take other measures to ensure that you do not lose money on your investment in the fund. You should not invest in the fund with the expectation that any such action will be taken.

There is no assurance that the fund will meet its investment objective.

The fund could underperform other short-term debt instruments or money market funds, or you could lose money, as a result of risks such as:

Market and interest rate risk. General market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment could cause the value of your investment in the fund, or its yield, to decline. The value of your investment may also go down when interest rates rise.

Recent market events risk. The global financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities and unprecedented volatility in the markets. In response to the crisis, the U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including by keeping interest rates low. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as reduce the value and liquidity of certain securities.

This environment could make identifying investment risks and opportunities especially difficult for the subadviser, and whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund’s investments may be negatively affected. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation. In particular, changes have been proposed to the rules governing money market funds that, if adopted, would have a significant impact on the way that certain money market funds operate. The impact of these changes and proposed changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Credit risk. An issuer or obligor of a security held by the fund or a counterparty to a financial contract with the fund may default or its credit may be downgraded, or the value of assets underlying a security may decline.

Yield risk. The amount of income received by the fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the fund’s expenses could absorb all or a significant portion of the fund’s income. If interest rates increase, the fund’s yield may not increase proportionately. For example, the fund’s manager may discontinue any temporary voluntary fee limitation or recoup amounts previously waived and/or reimbursed. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the fund’s yield.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets are lower than estimated, or if a fee limitation is changed or terminated.

24	Western Asset Money Market Funds

Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

Extension risk. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Portfolio selection risk. The value of your investment may decrease if the subadviser’s judgment about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, or about interest rates is incorrect.

Redemption risk. The fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the fund’s ability to maintain a $1.00 share price. In addition, the fund may suspend redemptions when permitted by applicable regulations.

These risks are discussed in more detail later in this Prospectus or in the statement of additional information (“SAI”).

Western Asset Money Market Funds	25

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Institutional Shares, a class of the fund that is invested in the same portfolio of securities as Administrative Shares. The table shows the average annual total returns of Institutional Shares. No performance information is presented for Administrative Shares because there were no Administrative Shares outstanding during the calendar years shown. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/prospectuses (click on the name of the fund), or by calling the fund at 1-877-721-1926 or 1-203-703-6002.

The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

Best Quarter (12/31/2006): 1.28    Worst Quarter (09/30/2011): 0.01

The year-to-date return as of the most recent calendar quarter, which ended 09/30/2013, was 0.03

Average annual total returns (%)
(for periods ended December 31, 2012)

	1 year	5 years	10 years
Institutional Shares	0.05	0.60	1.79

26	Western Asset Money Market Funds

Management

Investment manager: Legg Mason Partners Fund Advisor, LLC

Subadviser: Western Asset Management Company

Purchase and sale of fund shares

In general, you may purchase, redeem or exchange shares of the fund during fund business hours on any day on which both the New York Stock Exchange and the Federal Reserve Bank of New York are open for business, subject to certain exceptions.

The fund’s initial and subsequent investment minimums for Administrative Shares generally are set forth in the accompanying table:

Investment minimum initial/additional investments ($)
Institutional Investors purchasing through financial intermediaries	1 million/50

Administrative Shares are available only through financial intermediaries. Your financial intermediary may impose different investment minimums.

The fund normally calculates its net asset value as of each hour from 9:00 a.m. (Eastern time) until its close of business (normally 4:00 p.m. (Eastern time)) on each fund business day. The fund may close early under certain circumstances. For more information, please contact your financial intermediary, or contact the fund by phone (1-877-721-1926 or 1-203-703-6002).

Tax information

The fund’s distributions are generally taxable as ordinary income or capital gains.

Payments to broker/dealers and other financial intermediaries

The fund’s related companies may pay broker/dealers or other financial intermediaries (such as a bank or an insurance company) for the sale of fund shares, shareholder services and other purposes. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or salesperson or visit your financial intermediary’s or salesperson’s website for more information.

Western Asset Money Market Funds	27

Western Asset Institutional Tax Free Reserves

Investment objective

The fund’s investment objectives are to provide shareholders with high levels of current income exempt from federal income taxes, preservation of capital and liquidity.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold Administrative Shares of the fund.

Shareholder fees (%)
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual fund operating expenses[1] (%)
(expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.25
Distribution and service (12b-1) fees	0.20
Other expenses[2]	0.10
Total annual fund operating expenses	0.55
Fees waived and/or expenses reimbursed[3]	(0.15)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	0.40

[1]

The fund is a feeder fund that invests in securities through an underlying mutual fund, Tax Free Reserves Portfolio. The information in this table and in the Example below reflects the direct fees and expenses of the fund and its allocated share of fees and expenses of Tax Free Reserves Portfolio. The gross expenses in the financial highlights do not reflect the reduction in the fund’s management fee by the amount paid by the fund for its allocable share of the management fee paid to Tax Free Reserves Portfolio.

[2]	“Other expenses” for Administrative Shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
[3]

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 0.40% for Administrative Shares. This arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time. The manager is permitted to recapture amounts waived and/or reimbursed to the class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limit described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

–	You invest $10,000 in the fund for the time periods indicated

–	Your investment has a 5% return each year and the fund’s operating expenses remain the same

–	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Administrative Shares	41	146	277	659

The fund is a feeder fund that invests in securities through an underlying mutual fund, Tax Free Reserves Portfolio, which has the same goals and strategies as the fund. This structure is sometimes known as a “master/feeder” structure.

Principal investment strategies

The fund is a money market fund that, under normal market conditions, invests at least 80% of its assets in short-term high quality municipal obligations and interests in municipal obligations that pay interest that is exempt from federal income tax, including the federal alternative

28	Western Asset Money Market Funds

minimum tax. Municipal securities include debt obligations issued by any of the 50 states and their political subdivisions, agencies and public authorities, certain other governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers. These securities include participation or other interests in municipal securities and other structured securities such as variable rate demand obligations, tender option bonds, partnership interests and swap-based securities, many of which may be issued or backed by U.S. or non-U.S. banks.

Some municipal securities, such as general obligation issues, are backed by the issuer’s taxing authority, while other municipal securities, such as revenue issues, are backed only by revenues from certain facilities or other sources and not by the issuer itself. The fund invests in securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category (or, with respect to not more than 3% of its total assets, in the second highest category) or, if not rated, are determined by the subadviser to be of equivalent quality.

Under normal circumstances, the fund may invest up to 20% of its assets in investments that pay interest that may be subject to regular federal income tax and/or the federal alternative minimum tax, although for temporary or defensive purposes, the fund may invest an unlimited amount in such securities.

As a money market fund, the fund tries to maintain a share price of $1.00, and must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. Where required by these rules, the fund’s subadviser or Board of Trustees (the “Board”) will decide whether a security should be held or sold in the event of credit downgrades or certain other events occurring after purchase.

Certain risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. In a situation where the fund would otherwise break the buck, the fund could maintain a $1.00 per share net asset value by reducing the number of shares owned by each shareholder, which would have the same economic effect on a shareholder as breaking the buck.

You should also be aware that the fund’s manager and its affiliates are under no obligation to provide financial support to the fund or take other measures to ensure that you do not lose money on your investment in the fund. You should not invest in the fund with the expectation that any such action will be taken.

There is no assurance that the fund will meet its investment objective.

The fund could underperform other short-term municipal debt instruments or money market funds, or you could lose money, as a result of risks such as:

Market and interest rate risk. General market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment could cause the value of your investment in the fund, or its yield, to decline. The value of your investment may also go down when interest rates rise.

Recent market events risk. The global financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities and unprecedented volatility in the markets. In response to the crisis, the U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including by keeping interest rates low. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as reduce the value and liquidity of certain securities.

This environment could make identifying investment risks and opportunities especially difficult for the subadviser, and whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund’s investments may be negatively affected. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation. In particular, changes have been proposed to the rules governing money market funds that, if adopted, would have a significant impact on the way that certain money market funds operate. The impact of these changes and proposed changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Credit risk. An issuer or obligor of a security held by the fund or a counterparty to a financial contract with the fund may default or its credit may be downgraded, or the value of assets underlying a security may decline.

Western Asset Money Market Funds	29

Certain risks cont’d

Yield risk. The amount of income received by the fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the fund’s expenses could absorb all or a significant portion of the fund’s income. If interest rates increase, the fund’s yield may not increase proportionately. For example, the fund’s manager may discontinue any temporary voluntary fee limitation or recoup amounts previously waived and/or reimbursed. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the fund’s yield.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets are lower than estimated, or if a fee limitation is changed or terminated.

Tax risk. The income on the fund’s municipal securities could become subject to federal income tax due to noncompliant conduct by issuers, unfavorable legislation or litigation or adverse interpretations by regulatory authorities.

Structured securities risk. The payment and credit qualities of structured securities derive from their underlying assets, and they may behave in ways not anticipated by the fund, or they may not receive tax, accounting or regulatory treatment anticipated by the fund.

Risks associated with concentration in the banking industry. The fund may invest a significant portion of its assets in municipal securities and interests in municipal securities that are issued or backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

Risks relating to investments in municipal securities. Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities. Issuers often depend on revenues from these projects to make principal and interest payments. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors. In recent periods an increasing number of municipal issuers in the United States have defaulted on obligations and commenced insolvency proceedings. Financial difficulties of municipal issuers may continue or get worse.

Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

Extension risk. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Portfolio selection risk. The value of your investment may decrease if the subadviser’s judgment about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, or about interest rates is incorrect.

Redemption risk. The fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the fund’s ability to maintain a $1.00 share price. In addition, the fund may suspend redemptions when permitted by applicable regulations.

These risks are discussed in more detail later in this Prospectus or in the statement of additional information (”SAI”).

The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. However, the fund intends to comply with the diversification requirements applicable to money market funds which limit the fund’s ability to invest in the obligations of a single issuer.

30	Western Asset Money Market Funds

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Institutional Shares, a class of the fund that is invested in the same portfolio of securities as Administrative Shares. The table shows the average annual total returns of Institutional Shares. No performance information is presented for Administrative Shares because there were no Administrative Shares outstanding during the calendar years shown. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/prospectuses (click on the name of the fund), or by calling the fund at 1-877-721-1926 or 1-203-703-6002.

The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

Best Quarter (06/30/2007): 0.90    Worst Quarter (03/31/2012): 0.01

The year-to-date return as of the most recent calendar quarter, which ended 09/30/2013, was 0.02

Average annual total returns (%)
(for periods ended December 31, 2012)

	1 year	5 years	10 years
Institutional Shares	0.07	0.59	1.38

Western Asset Money Market Funds	31

Management

Investment manager: Legg Mason Partners Fund Advisor, LLC

Subadviser: Western Asset Management Company

Purchase and sale of fund shares

In general, you may purchase, redeem or exchange shares of the fund during fund business hours on any day on which both the New York Stock Exchange and the Federal Reserve Bank of New York are open for business, subject to certain exceptions.

The fund’s initial and subsequent investment minimums for Administrative Shares generally are set forth in the accompanying table:

Investment minimum initial/additional investments ($)
Institutional Investors purchasing through financial intermediaries	1 million/50

Administrative Shares are available only through financial intermediaries. Your financial intermediary may impose different investment minimums.

The fund normally calculates its net asset value as of each hour from 9:00 a.m. (Eastern time) until its close of business (normally 12:00 noon (Eastern time)) on each fund business day. The fund may close early under certain circumstances. For more information, please contact your financial intermediary, or contact the fund by phone (1-877-721-1926 or 1-203-703-6002).

Tax information

The fund’s distributions are generally exempt from regular federal income tax and the federal alternative minimum tax. A portion of the fund’s distributions may be subject to such taxes.

Payments to broker/dealers and other financial intermediaries

The fund’s related companies may pay broker/dealers or other financial intermediaries (such as a bank or an insurance company) for the sale of fund shares, shareholder services and other purposes. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or salesperson or visit your financial intermediary’s or salesperson’s website for more information.

32	Western Asset Money Market Funds

Western Asset Institutional AMT Free Municipal Money Market Fund

Investment objective

The fund seeks current income that is exempt from federal income tax to the extent consistent with preservation of capital and the maintenance of liquidity.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold Administrative Shares of the fund.

Shareholder fees (%)
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.25
Distribution and service (12b-1) fees	0.20
Other expenses[1]	0.05
Total annual fund operating expenses	0.50
Fees waived and/or expenses reimbursed[2]	(0.10)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	0.40

[1]	“Other expenses” for Administrative Shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
[2]

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 0.40% for Administrative Shares. This arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time. The manager is permitted to recapture amounts waived and/or reimbursed to the class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limit described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

–	You invest $10,000 in the fund for the time periods indicated

–	Your investment has a 5% return each year and the fund’s operating expenses remain the same

–	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Administrative Shares	41	140	259	609

Principal investment strategies

The fund is a money market fund that, under normal circumstances, will invest substantially all of its assets in short-term high quality municipal securities whose interest is exempt from federal income tax, including the federal alternative minimum tax. Municipal securities include debt obligations issued by any of the 50 states and their political subdivisions, agencies and public authorities, certain other governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers. These securities include participation or other interests in municipal securities and other structured securities such as variable rate demand obligations, tender option bonds, partnership interests and swap-based securities, many of which may be issued or backed by U.S. or non-U.S. banks.

Western Asset Money Market Funds	33

Principal investment strategies cont’d

Some municipal securities, such as general obligation issues, are backed by the issuer’s taxing authority, while other municipal securities, such as revenue issues, are backed only by revenues from certain facilities or other sources and not by the issuer itself. The fund invests in securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category (or, with respect to not more than 3% of its total assets, in the second highest category) or, if not rated, are determined by the subadviser to be of equivalent quality.

The interest paid on municipal securities purchased by the fund is excluded from gross income for regular federal income tax purposes, and, as noted above, will not typically be subject to the federal alternative minimum tax. As a result, the rate of interest paid on these securities normally is lower than the rate of interest paid on fully taxable securities.

Under normal circumstances, the fund must invest at least 80% of its net assets in short-term high quality municipal obligations and interests in municipal obligations that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. Although the fund will ordinarily not invest in securities the interest on which is subject to regular federal income tax or the federal alternative minimum tax, when the subadviser believes that suitable AMT-free municipal securities are not available, the fund may temporarily invest up to 20% of its assets in investments that pay interest that may be subject to federal income tax or the federal alternative minimum tax. In addition, the fund may depart from its principal investment strategies in response to unusually adverse market, economic or political conditions, as described under “More on the funds’ investment strategies, investments and risks—Defensive investing” in this Prospectus.

As a money market fund, the fund tries to maintain a share price of $1.00, and must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. Where required by these rules, the fund’s subadviser or Board of Trustees (the “Board”) will decide whether a security should be held or sold in the event of credit downgrades or certain other events occurring after purchase.

Certain risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. In a situation where the fund would otherwise break the buck, the fund could maintain a $1.00 per share net asset value by reducing the number of shares owned by each shareholder, which would have the same economic effect on a shareholder as breaking the buck.

You should also be aware that the fund’s manager and its affiliates are under no obligation to provide financial support to the fund or take other measures to ensure that you do not lose money on your investment in the fund. You should not invest in the fund with the expectation that any such action will be taken.

There is no assurance that the fund will meet its investment objective.

The fund could underperform other short-term municipal debt instruments or money market funds, or you could lose money, as a result of risks such as:

Market and interest rate risk. General market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment could cause the value of your investment in the fund, or its yield, to decline. The value of your investment may also go down when interest rates rise.

Recent market events risk. The global financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities and unprecedented volatility in the markets. In response to the crisis, the U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including by keeping interest rates low. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as reduce the value and liquidity of certain securities.

This environment could make identifying investment risks and opportunities especially difficult for the subadviser, and whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund’s investments may be negatively affected. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation. In particular, changes have been proposed to the rules governing money market funds that, if adopted, would have a significant impact on the way that certain money market funds operate. The impact of these changes and proposed changes on the markets, and the practical implications for market participants, may not be fully known for some time.

34	Western Asset Money Market Funds

Credit risk. An issuer or obligor of a security held by the fund or a counterparty to a financial contract with the fund may default or its credit may be downgraded, or the value of assets underlying a security may decline.

Yield risk. The amount of income received by the fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the fund’s expenses could absorb all or a significant portion of the fund’s income. If interest rates increase, the fund’s yield may not increase proportionately. For example, the fund’s manager may discontinue any temporary voluntary fee limitation or recoup amounts previously waived and/or reimbursed. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the fund’s yield.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets are lower than estimated, or if a fee limitation is changed or terminated.

Tax risk. The income on the fund’s municipal securities could become subject to federal income tax due to noncompliant conduct by issuers, unfavorable legislation or litigation or adverse interpretations by regulatory authorities.

Structured securities risk. The payment and credit qualities of structured securities derive from their underlying assets, and they may behave in ways not anticipated by the fund, or they may not receive tax, accounting or regulatory treatment anticipated by the fund.

Risks associated with concentration in the banking industry. The fund may invest a significant portion of its assets in municipal securities and interests in municipal securities that are issued or backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

Risks relating to investments in municipal securities. Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities. Issuers often depend on revenues from these projects to make principal and interest payments. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors. In recent periods an increasing number of municipal issuers in the United States have defaulted on obligations and commenced insolvency proceedings. Financial difficulties of municipal issuers may continue or get worse.

Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

Extension risk. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Portfolio selection risk. The value of your investment may decrease if the subadviser’s judgment about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, or about interest rates is incorrect.

Redemption risk. The fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the fund’s ability to maintain a $1.00 share price. In addition, the fund may suspend redemptions when permitted by applicable regulations.

These risks are discussed in more detail later in this Prospectus or in the statement of additional information (”SAI”).

Western Asset Money Market Funds	35

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Institutional Shares, a class of the fund that is invested in the same portfolio of securities as Administrative Shares. The table shows the average annual total returns of Institutional Shares. No performance information is presented for Administrative Shares because there were no Administrative Shares outstanding during the calendar years shown. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/prospectuses (click on the name of the fund), or by calling the fund at 1-877-721-1926 or 1-203-703-6002.

The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

Best Quarter (09/30/2007): 0.88    Worst Quarter (09/30/2012): 0.01

The year-to-date return as of the most recent calendar quarter, which ended 09/30/2013, was 0.03

Average annual total returns (%)
(for periods ended December 31, 2012)

	1 year	5 years	10 years
Institutional Shares	0.05	0.59	1.38

36	Western Asset Money Market Funds

Management

Investment manager: Legg Mason Partners Fund Advisor, LLC

Subadviser: Western Asset Management Company

Purchase and sale of fund shares

In general, you may purchase, redeem or exchange shares of the fund during fund business hours on any day on which both the New York Stock Exchange and the Federal Reserve Bank of New York are open for business, subject to certain exceptions.

The fund’s initial and subsequent investment minimums for Administrative Shares generally are set forth in the accompanying table:

Investment minimum initial/additional investments ($)
Institutional Investors purchasing through financial intermediaries	1 million/50

Administrative Shares are available only through financial intermediaries. Your financial intermediary may impose different investment minimums.

The fund normally calculates its net asset value as of each hour from 9:00 a.m. (Eastern time) until its close of business (normally 12:00 noon (Eastern time)) on each fund business day. The fund may close early under certain circumstances. For more information, please contact your financial intermediary, or contact the fund by phone (1-877-721-1926 or 1-203-703-6002).

Tax information

The fund’s distributions are generally exempt from regular federal income tax and the federal alternative minimum tax. A portion of the fund’s distributions may be subject to such taxes.

Payments to broker/dealers and other financial intermediaries

The fund’s related companies may pay broker/dealers or other financial intermediaries (such as a bank or an insurance company) for the sale of fund shares, shareholder services and other purposes. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or salesperson or visit your financial intermediary’s or salesperson’s website for more information.

Western Asset Money Market Funds	37

More on the funds’ investment strategies, investments and risks

Each fund is a money market fund. Money market funds must follow strict rules about the quality, liquidity, maturity and other features of securities they purchase. Each fund tries to maintain a share price of $1.00 while paying income to shareholders. However, no money market fund guarantees that you will receive your money back.

The investment objective of each of Western Asset Institutional Liquid Reserves (“Institutional Liquid Reserves”) and Western Asset Institutional Cash Reserves (“Institutional Cash Reserves”) is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital. Western Asset Institutional U.S. Treasury Reserves’ (“Institutional U.S. Treasury Reserves”) investment objective is to provide shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with preservation of capital. Western Asset Institutional U.S. Treasury Obligations Money Market Fund’s (“Institutional U.S. Treasury Obligations Fund”) investment objective is to seek maximum current income to the extent consistent with preservation of capital and the maintenance of liquidity. Western Asset Institutional Government Reserves’ (“Institutional Government Reserves”) investment objective is to seek maximum current income to the extent consistent with preservation of capital and the maintenance of liquidity. Western Asset Institutional Tax Free Reserves’ (“Institutional Tax Free Reserves”) investment objectives are to provide shareholders with high levels of current income exempt from federal income taxes, preservation of capital and liquidity. Western Asset Institutional AMT Free Municipal Money Market Fund’s (“AMT Free Municipal Fund”) investment objective is to seek current income that is exempt from federal income tax to the extent consistent with preservation of capital and the maintenance of liquidity.

Except for Institutional Tax Free Reserves’ and AMT Free Municipal Fund’s 80% policies, discussed below, each fund’s investment strategies may be changed without shareholder approval. Each fund’s investment objective may be changed by the Board of Trustees (the “Board”) without shareholder approval and on notice to shareholders.

Under normal market conditions, Institutional Tax Free Reserves invests at least 80% of its assets in short-term, high quality municipal obligations and interests in municipal obligations that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. Subject to Institutional Tax Free Reserves’ 80% policy, the fund may purchase other money market instruments the interest on which is subject to regular federal income tax and/or the federal alternative minimum tax.

Under normal circumstances, AMT Free Municipal Fund must invest at least 80% of its net assets in short-term high quality municipal obligations and interests in municipal obligations that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. Although AMT Free Municipal Fund will ordinarily not invest in securities the interest on which is subject to regular federal income tax or the federal alternative minimum tax, when the subadviser believes that suitable AMT-free municipal securities are not available, the fund may temporarily invest up to 20% of its assets in investments that pay interest that may be subject to regular federal income tax or the federal alternative minimum tax.

Credit quality

Institutional Liquid Reserves, Institutional Cash Reserves and Institutional Government Reserves each invests in securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category or, if not rated, are determined by the subadviser to be of equivalent quality. Institutional Tax Free Reserves and AMT Free Municipal Fund each invests in securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category (or with respect to not more than 3% of its total assets, in the second highest category) or, if not rated, are determined by the subadviser to be of equivalent quality. In addition, each security, at the time of purchase by a fund, has been determined by the subadviser to present minimal credit risk. Where required by applicable rules, a fund’s subadviser or Board will decide whether a security should be held or sold in the event of certain credit events occurring after purchase.

Maturity

Each fund invests in securities that, at the time of purchase, are treated under applicable regulations as having remaining maturities of 397 days or less. Each fund maintains a weighted average maturity of not more than 60 days. In addition, each fund must comply with rules with respect to the fund’s weighted average life. Where required by applicable rules, if, after purchase, payment upon maturity does not occur or the maturity on a security is extended, the fund’s subadviser or Board will decide whether the security should be held or sold.

Liquidity

Each fund must follow strict rules with respect to the liquidity of its portfolio securities including, as applicable, daily and weekly liquidity requirements. In addition, a fund may not purchase illiquid securities if, as a result of the acquisition, more than 5% of the fund’s total assets would be invested in illiquid securities. Illiquid securities are those that, as determined by the subadviser, may not be disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the fund. Securities that are deemed liquid at the time of purchase by a fund may become illiquid following purchase.

38	Western Asset Money Market Funds

Money market instruments

Money market instruments are short-term IOUs issued by banks or other non-governmental issuers, the U.S. or foreign governments, or state or local governments. Money market instruments generally have maturity dates of 13 months or less, and may pay interest at fixed, floating or adjustable rates, or may be issued at a discount. Money market instruments may include certificates of deposit, bankers’ acceptances, variable rate demand securities (where the interest rate is reset periodically and the holder may demand payment from the issuer or another obligor at any time), preferred shares, fixed-term obligations, commercial paper (short-term unsecured debt), asset-backed commercial paper, other mortgage-backed and asset-backed securities and repurchase agreements. Asset-backed commercial paper refers to a debt security with an original term to maturity of up to 270 days that may be backed by residential and commercial mortgage loans or mortgage-backed securities or other types of receivables. Payments due on asset-backed commercial paper are supported by cash flows from underlying assets, or one or more liquidity or credit support providers, or both.

U.S. Treasury obligations

U.S. Treasury obligations are direct debt obligations issued by the U.S. government. Treasury bills, with maturities normally from 4 weeks to 52 weeks, are typically issued at a discount as they pay interest only upon maturity. Treasury bills are non-callable. Treasury notes have a maturity between two and ten years and typically pay interest semi-annually, while Treasury bonds have a maturity of over ten years and pay interest semi-annually. Treasuries also include STRIPS, TIPS and FRNs. STRIPS are Treasury obligations with separately traded principal and interest component parts that are transferable through the federal book-entry system. Because payments on STRIPS are made only at maturity, during periods of changing interest rates, STRIPS may be more volatile than unstripped U.S. Treasury obligations with comparable maturities. TIPS are Treasury Inflation-Protected Securities, the principal of which increases with inflation and decreases with deflation, as measured by the Consumer Price Index. At maturity, a TIPS holder is entitled to the adjusted principal or original principal, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation. However, because the interest rate is fixed, TIPS may lose value when market interest rates decrease, particularly during periods of low inflation. FRNs are newly introduced floating rate notes that are indexed to the most recent 13-week Treasury bill auction High Rate, and which pay interest quarterly. U.S. Treasury obligations typically offer lower interest rates than other obligations.

U.S. government obligations

U.S. government obligations include U.S. Treasury obligations and other obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored entities. U.S. government securities include issues by nongovernmental entities like financial institutions that carry direct guarantees from U.S. government agencies as part of government initiatives in response to the market crisis or otherwise. Although the U.S. government guarantees principal and interest payments on securities issued by the U.S. government and some of its agencies, such as securities issued by the Government National Mortgage Association (“Ginnie Mae”), this guarantee does not apply to losses resulting from declines in the market value of these securities.

Some of the U.S. government securities that a fund may hold are not guaranteed or backed by the full faith and credit of the U.S. government, such as those issued by Fannie Mae (formally known as the Federal National Mortgage Association) and Freddie Mac (formally known as the Federal Home Loan Mortgage Corporation). Although the U.S. government has recently provided financial support to Fannie Mae and Freddie Mac, there can be no assurance that it will support these or other government-sponsored enterprises in the future.

Structured instruments—each fund other than Institutional U.S. Treasury Reserves, Institutional U.S. Treasury Obligations Fund and Institutional Government Reserves

Structured instruments are specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security. The payment and credit qualities of these instruments derive from the underlying assets embedded in the structure.

Structured securities include variable rate demand instruments and participation interests that are backed by underlying municipal or other securities. Variable rate demand instruments require the issuer or a third party, such as a bank, insurer or broker/dealer, to repurchase the security for its face value upon demand and typically have interest rates that reset on a daily or weekly basis. In a participation interest, a bank or other financial institution sells undivided interests in a municipal or other security it owns. Participation interests may be supported by a bank letter of credit or guarantee. The interest rate generally is adjusted periodically, and the holder can sell the interests back to the issuer after a specified notice period.

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More on the funds’ investment strategies, investments and risks cont’d

Mortgage-backed and asset-backed securities—each fund other than Institutional U.S. Treasury Reserves, Institutional U.S. Treasury Obligations Fund and Institutional Government Reserves

Mortgage-backed securities may be issued or guaranteed by government-sponsored entities such as Fannie Mae or Freddie Mac or by agencies of the U.S. government, such as Ginnie Mae, or by municipal issuers. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property.

Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables.

Municipal securities—each fund other than Institutional U.S. Treasury Reserves, Institutional U.S. Treasury Obligations Fund and Institutional Government Reserves

Municipal securities include debt obligations issued by any of the 50 states and their political subdivisions, agencies and public authorities, certain other governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers, participation or other interests in these securities and other structured securities. Although municipal securities are issued by qualifying issuers, payments of principal and interest on municipal securities may be derived solely from revenues from certain facilities, mortgages or private industries, and may not be backed by the issuers themselves.

Municipal securities include general obligation bonds, revenue bonds, housing authority bonds, private activity bonds, industrial development bonds, residual interest bonds, tender option bonds, tax and revenue anticipation notes, bond anticipation notes, tax-exempt commercial paper, municipal leases, participation certificates and custodial receipts. General obligation bonds are backed by the full faith and credit of the issuing entity. Revenue bonds are typically used to fund public works projects, such as toll roads, airports and transportation facilities, that are expected to produce income sufficient to make the payments on the bonds, since they are not backed by the full taxing power of the municipality. Housing authority bonds are used primarily to fund low to middle income residential projects and may be backed by the payments made on the underlying mortgages. Tax and revenue anticipation notes are generally issued in order to finance short-term cash needs or, occasionally, to finance construction. Tax and revenue anticipation notes are expected to be repaid from taxes or designated revenues in the related period, and they may or may not be general obligations of the issuing entity. Bond anticipation notes are issued with the expectation that their principal and interest will be paid out of proceeds from renewal notes or bonds and may be issued to finance such items as land acquisition, facility acquisition and/or construction and capital improvement projects. Some of these securities may have stated final maturities of more than 397 days but have demand features that entitle a fund to receive the principal amount of the securities either at any time or at specified intervals.

Municipal securities include municipal lease obligations, which are undivided interests issued by a state or municipality in a lease or installment purchase contract which generally relates to equipment or facilities. In some cases payments under municipal leases do not have to be made unless money is specifically approved for that purpose by an appropriate legislative body.

Each of Institutional Tax Free Reserves and AMT Free Municipal Fund may invest more than 25% of its assets in municipal securities that derive income from similar types of projects or that are otherwise related in such a way that an economic, business or political development or change affecting one of the securities would also affect the others.

Banking industry concentration—each fund other than Institutional U.S. Treasury Reserves, Institutional U.S. Treasury Obligations Fund and Institutional Government Reserves

Each fund other than Institutional U.S. Treasury Reserves, Institutional U.S. Treasury Obligations Fund and Institutional Government Reserves may invest without limit in obligations of U.S. banks and up to 25% of its assets in U.S. dollar-denominated obligations of non-U.S. banks. Obligations of foreign branches of U.S. banks and U.S. branches of foreign banks may be considered obligations of U.S. banks if they meet certain requirements. Any bank obligation purchased by a fund must be fully insured by the Federal Deposit Insurance Corporation or the issuing bank must have more than $100 million of equity capital or more than $1 billion of consolidated assets. Bank obligations include bank notes, certificates of deposit, time deposits, banker’s acceptances, commercial paper and other similar obligations. They also include Eurodollar and Yankee obligations, such as certificates of deposit issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Bank obligations also include participation interests in municipal securities issued and/or backed by banks and other obligations that have credit support or liquidity features provided by banks.

When-issued securities, delayed delivery, to be announced and forward commitment transactions

Each fund may purchase securities under arrangements (called when-issued, delayed delivery, to be announced or forward commitment basis) where the securities will not be delivered or paid for immediately. A fund will set aside assets to pay for these securities at the time of the agreement. Such transactions involve a risk of loss if the value of the securities declines prior to the settlement date or if the assets set aside to pay for these securities decline in value prior to the settlement date. Therefore, these transactions may have a leveraging effect on a fund, making the value of an

40	Western Asset Money Market Funds

investment in the fund more volatile and increasing the fund’s overall investment exposure. Typically, no income accrues on securities a fund has committed to purchase prior to the time delivery of the securities is made, although the fund may earn income on securities it has set aside to cover these positions.

Repurchase agreements—each fund other than Institutional U.S. Treasury Reserves

In a repurchase agreement, a fund purchases securities from a counterparty, upon the agreement of the counterparty to repurchase the securities from the fund at a later date, and at a specified price, which is typically higher than the purchase price paid by the fund. The securities purchased serve as the fund’s collateral for the obligation of the counterparty to repurchase the securities. If the counterparty does not repurchase the securities, the fund is entitled to sell the securities, but the fund may not be able to sell them for the price at which they were purchased, thus causing a loss. Additionally, if the counterparty becomes insolvent, there is some risk that the fund will not have a right to the securities, or the immediate right to sell the securities.

Reverse repurchase agreements and other borrowings

Each fund may borrow money as a means of raising money to satisfy redemption requests or for other temporary or emergency purposes by entering into reverse repurchase agreements or other borrowing transactions. In a reverse repurchase agreement, a fund sells securities to a counterparty, in return for cash, and the fund agrees to repurchase the securities at a later date and for a higher price, representing the cost to the fund for the money borrowed. Although the funds do not intend to use these transactions for leveraging purposes, reverse repurchase agreements and other borrowing transactions may make the value of an investment in a fund more volatile and increase the fund’s overall investment exposure.

Variable rate demand notes—each fund other than Institutional U.S. Treasury Reserves, Institutional U.S. Treasury Obligations Fund and Institutional Government Reserves

Variable rate demand notes (VRDNs) and other similar obligations are typically long term instruments issued with a floating rate of interest by municipalities or other issuers. The interest rate usually resets every one-to-seven days, based on a published interest rate index. Investors typically may resell a VRDN to a third-party financial intermediary serving as a remarketing agent on up to seven days’ notice. A VRDN may be supported by a liquidity facility or a letter of credit. These features permit the VRDN to be treated by a fund as a short-term instrument. Investments in VRDNs involve credit risk with respect to the issuer as well as with respect to the financial institutions providing remarketing, liquidity or credit support. In addition, failures or defaults by one or more of those entities could result in a fund holding a long-term fixed rate illiquid investment.

Defensive investing

Institutional Tax Free Reserves may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions and investing, without limit, in any type of high quality taxable money market instruments, or holding cash, without regard to any percentage limitations.

AMT Free Municipal Fund may depart from its principal investment strategies in response to unusually adverse market, economic or political conditions by taking temporary defensive positions and investing without limit in any type of taxable money market instruments, including those subject to the federal alternative minimum tax, or holding cash, without regard to any percentage limitations.

Institutional U.S. Treasury Reserves may invest only in direct obligations of the U.S. Treasury. In the event of unusual circumstances when direct U.S. Treasury obligations are not available for purchase, or when the subadviser deems it appropriate, including during periods when the interest rate on newly-issued U.S. Treasury securities is extremely low, or where no interest is paid at all, the fund may, without limit, hold cash uninvested.

Institutional U.S. Treasury Obligations Fund may invest only in direct obligations of the U.S. Treasury and repurchase agreements secured by these obligations. In the event of unusual circumstances, or when the subadviser deems it appropriate, including during periods when the interest rate on newly-issued U.S. Treasury securities is extremely low, or where no interest is paid at all, the fund may, without limit, hold cash uninvested.

Each fund may, without limit, hold cash uninvested and, if so, the fund may be subject to risk with respect to the depository institution holding the cash. In addition, a fund will not earn income on those assets.

If a fund takes a temporary defensive position, it will be more difficult for the fund to achieve its investment objective. In addition, if Institutional Tax Free Reserves or AMT Free Municipal Fund takes a temporary defensive position, it may distribute income subject to regular federal income tax and/or the federal alternative minimum tax.

Although the subadviser has the ability to take defensive positions, it may choose not to do so for a variety of reasons, even during volatile market conditions.

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More on the funds’ investment strategies, investments and risks cont’d

Other investments

Each fund may also use other strategies and invest in other investments that are described, along with their risks, in the SAI. However, a fund might not use all of the strategies and techniques or invest in all of the types of investments described in this Prospectus or in the SAI.

Selection process

In selecting individual securities, the subadviser:

–	Uses fundamental credit analysis to estimate the relative value and attractiveness of various securities and sectors

–	Measures the potential impact of supply/demand imbalances for fixed versus variable rate securities and for obligations of different issuers

–

Measures the yields available for securities with different maturities and a security’s maturity in light of the outlook for interest rates to identify individual securities that offer return advantages at similar risk levels

–

With respect to Institutional Tax Free Reserves and AMT Free Municipal Fund, may trade between general obligation and revenue bonds and among various revenue bond sectors, such as housing, hospital and industrial development, based on their apparent relative values

Because the funds are subject to maturity limitations on the investments they may purchase, many of their investments are held until maturity. The subadviser may sell a security before maturity when it is necessary to do so to meet redemption requests. The subadviser may also sell a security if the subadviser believes the issuer is no longer as creditworthy, or in order to adjust the average weighted maturity of a fund’s portfolio (for example, to reflect changes in the subadviser’s expectations concerning interest rates), or when the subadviser believes there is superior value in other market sectors or industries.

Investment structure—each fund other than AMT Free Municipal Fund

Each fund other than AMT Free Municipal Fund does not invest directly in securities but instead invests through an underlying mutual fund having the same goals and strategies. Unless otherwise indicated, references to each fund (other than AMT Free Municipal Fund) in this Prospectus include the underlying fund. Each fund may stop investing in its corresponding underlying fund at any time, and will do so if the fund’s Board believes it to be in the best interests of the fund’s shareholders. The fund could then invest in one or more other mutual funds or pooled investment vehicles, or could invest directly in securities. Investors should note that other funds may invest in the same underlying mutual fund. Those other funds may have lower fees and/or expenses, and correspondingly higher performance, than your fund. AMT Free Municipal Fund may also invest in one or more other mutual funds or pooled investment vehicles in the future, rather than investing directly in securities.

More on risks of investing in the funds

An investment in a fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.

Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. In a situation where the fund would otherwise break the buck, the fund could maintain a $1.00 per share net asset value by reducing the number of shares owned by each shareholder, which would have the same economic effect on a shareholder as breaking the buck.

You should also be aware that the funds’ manager and its affiliates are under no obligation to provide financial support to the funds or take other measures to ensure that you do not lose money on your investment in a fund. You should not invest in a fund with the expectation that any such action will be taken.

There is no assurance that a fund will meet its investment objective.

A fund could underperform other short-term debt instruments or money market funds, or you could lose money, as a result of risks such as:

Market and interest rate risk. General market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment could cause the value of your investment in a fund, or its yield, to decline. The value of a security may also fall due to specific conditions that affect a particular sector of the securities market or a particular issuer.

When interest rates rise, the value of your investment in the fund may go down. When interest rates go down, the income received by the fund, and the fund’s yield, may decline.

Recent market events risk. The global financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities and unprecedented volatility in the markets. Some events that have contributed to ongoing and systemic market risks include: the falling values of some sovereign debt and related investments, scarcity of credit and high public debt.

42	Western Asset Money Market Funds

Governmental and non-governmental issuers (notably in Europe) have defaulted on, or been forced to restructure their debts; and many other issuers have faced difficulties obtaining credit or refinancing existing obligations. These market conditions may continue, worsen or spread, including in the United States, Europe and elsewhere. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In response to the crisis, the U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including by keeping interest rates low. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as reduce the value and liquidity of certain securities.

This environment could make identifying investment risks and opportunities especially difficult for the subadviser, and whether or not a fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund’s investments may be negatively affected. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation. In particular, changes have been proposed to the rules governing money market funds that, if adopted, would have a significant impact on the way that certain money market funds operate. The impact of these changes and proposed changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Credit risk. Each fund is subject to strict rules about the credit quality of the securities in which it can invest. However, it is possible that some issuers or other obligors will be unable to make the required payments on securities held by a fund. Debt securities also go up or down in value based on the perceived creditworthiness of issuers or other obligors. If an obligor for a security held by a fund fails to pay, otherwise defaults or is perceived to be less creditworthy, a security’s credit rating is downgraded, which could happen rapidly, or the credit quality or value of any underlying assets declines, the value of your investment in the fund could decline significantly, particularly in certain market environments. If a fund enters into a financial contract (such as a repurchase agreement or reverse repurchase agreement) the fund will be subject to the credit risk presented by the counterparty. In addition, a fund may incur expenses in an effort to protect the fund’s interests or to enforce its rights.

Although a fund’s investments may be treated as short-term securities for the purposes of meeting regulatory maturity limitations, the actual maturity of a security may be longer, and the security’s value may decline on the basis of perceived longer term credit risk of the issuer.

Upon the occurrence of certain triggering events or defaults on a security held by a fund, or if the subadviser believes that an obligor of such a security may have difficulty meeting its obligations, the fund may obtain a new or restructured security or underlying assets. In that case, a fund may become the holder of securities or assets that it could not purchase or might not otherwise hold (for example, because they are of lower quality or are subordinated to other obligations of the issuer) at a time when those assets may be difficult to sell or can be sold only at a loss. Any of these events may cause you to lose money.

Yield risk. Each fund invests in short-term money market instruments. As a result, the amount of income received by a fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, a fund’s expenses could absorb all or a significant portion of the fund’s income, and, if a fund’s expenses exceed the fund’s income, the fund may be unable to maintain its $1.00 share price. If interest rates increase, a fund’s yield may not increase proportionately. For example, the fund’s manager may discontinue any temporary voluntary fee limitation or recoup amounts previously waived and/or reimbursed. The recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on a fund’s yield. Under these regulations, a fund may be required to maintain greater liquidity based on characteristics and anticipated liquidity needs of its shareholders and such a fund may have a lower yield than money market funds with a different shareholder base.

Risk of increase in expenses. Your actual costs of investing in a fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets are lower than estimated, or if a fee limitation is changed or terminated.

Structured securities risk (each fund other than Institutional U.S. Treasury Reserves, Institutional U.S. Treasury Obligations Fund and Institutional Government Reserves). The value of a structured security depends on the value of the underlying assets and the terms of the particular security. Investment by a fund in certain structured securities may have the effect of increasing the fund’s exposure to interest rate, market or credit risk, even if they are not primarily intended for these purposes. Structured securities may behave in ways not anticipated by the fund, and they raise certain tax, legal, regulatory and accounting issues that may not be presented by direct investments in the underlying assets. These issues could be resolved in a manner that could hurt the performance of the fund.

Risks associated with concentration in the banking industry. Each of Institutional Liquid Reserves, Institutional Cash Reserves, Institutional Tax Free Reserves and AMT Free Municipal Fund may concentrate in bank obligations. This means that an investment in a fund may be particularly susceptible to adverse events affecting the banking industry worldwide. Banks depend upon being able to obtain funds at reasonable costs and upon

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More on the funds’ investment strategies, investments and risks cont’d liquidity in the capital and credit markets to finance their lending and other operations. This makes them sensitive to changes in money market and general economic conditions. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. The ongoing global financial crisis has severely affected many banks. When a bank’s borrowers get into financial trouble, their failure to repay the bank will adversely affect the bank’s financial situation. Banks have been particularly hard hit by problems in the real estate industry including defaults by borrowers and litigation relating to mortgage banking practices. Other bank activities such as investments in derivatives and foreign exchange practices also have caused losses. Governmental entities have recently provided support to certain financial institutions, but there is no assurance they will continue to do so. Some of the entities backing fund investments may be non-U.S. institutions and, therefore, an investment in a fund may involve foreign investments risk.

Mortgage-backed and asset-backed securities risk (each fund other than Institutional U.S. Treasury Reserves, Institutional U.S. Treasury Obligations Fund and Institutional Government Reserves). Mortgage-backed securities are particularly susceptible to prepayment and extension risks, because prepayments on the underlying mortgages tend to increase when interest rates fall and decrease when interest rates rise. Prepayments may also occur on a scheduled basis or due to foreclosure. When market interest rates increase, mortgage refinancings and prepayments slow, which lengthens the effective duration of these securities. As a result, the negative effect of the interest rate increase on the market value of mortgage-backed securities is usually more pronounced than it is for other types of fixed income securities, potentially increasing the volatility of a fund. Conversely, when market interest rates decline, while the value of mortgage-backed securities may increase, the rates of prepayment of the underlying mortgages tend to increase, which shortens the effective duration of these securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

The value of mortgage-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. In addition, for mortgage-backed securities, when market conditions result in an increase in the default rates on the underlying mortgages and the foreclosure values of the underlying real estate are below the outstanding amount of the underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful.

In response to the financial crisis that began in 2008, the Federal Reserve has attempted to keep mortgage rates low by acting as a buyer of mortgage-backed assets. It is anticipated that this support will end, and mortgage rates may rise and prices of mortgage-backed securities may fall when that happens. To the extent a fund’s assets are invested in mortgage-backed securities, returns to fund investors may decline.

Asset-backed securities are structured like mortgage-backed securities and are subject to many of the same risks. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets or to otherwise recover from the underlying obligor may be limited. Certain asset-backed securities present a heightened level of risk because, in the event of default, the liquidation value of the underlying assets may be inadequate to pay any unpaid principal or interest.

Risks relating to investments in municipal securities (each fund other than Institutional U.S. Treasury Reserves, Institutional U.S. Treasury Obligations Fund and Institutional Government Reserves). Issuers of municipal securities tend to derive a significant portion of their revenue from taxes, particularly property and income taxes, and decreases in personal income levels and property values and other unfavorable economic factors, such as a general economic recession, adversely affect municipal securities. Municipal issuers may also be adversely affected by rising health care costs, increasing unfunded pension liabilities and by the phasing out of federal programs providing financial support. Where municipal securities are issued to finance particular projects, such as those relating to education, health care, transportation, and utilities, issuers often depend on revenues from those projects to make principal and interest payments. Adverse conditions and developments in those sectors can result in lower revenues to issuers of municipal securities and can also have an adverse effect on the broader municipal securities market.

There may be less public information available on municipal issuers or projects than other issuers, and valuing municipal securities may be more difficult. In addition, the secondary market for municipal securities is less well developed and liquid than other markets, and dealers may be less willing to offer and sell municipal securities in times of market turbulence. Changes in the financial condition of one or more individual municipal issuers (or one or more insurers of municipal issuers), or one or more defaults by municipal issuers or insurers, can adversely affect liquidity and valuations in the overall market for municipal securities. The value of municipal securities can also be adversely affected by regulatory and political developments affecting the ability of municipal issuers to pay interest or repay principal, actual or anticipated tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors. In recent periods an increasing number of municipal issuers in the United States have defaulted on obligations and commenced insolvency proceedings. Financial difficulties of municipal issuers may continue or get worse.

Foreign investments risk (each fund other than Institutional U.S. Treasury Reserves, Institutional U.S. Treasury Obligations Fund and Institutional Government Reserves). A fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which a fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of a fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

44	Western Asset Money Market Funds

The value of a fund’s foreign investments may also be affected by foreign tax laws, special U.S. tax considerations and restrictions on receiving the investment proceeds from a foreign country. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to non-U.S. withholding taxes.

In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. It may be difficult for a fund to pursue claims against a foreign issuer in the courts of a foreign country. Some securities issued by non-U.S. governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of such governments. Even where a security is backed by the full faith and credit of a government, it may be difficult for a fund to pursue its rights against the government. Some non-U.S. governments have defaulted on principal and interest payments, and more may do so.

Prepayment or call risk (each fund other than Institutional U.S. Treasury Reserves and Institutional U.S. Treasury Obligations Fund). Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, a fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

Extension risk (each fund other than Institutional U.S. Treasury Reserves and Institutional U.S. Treasury Obligations Fund). When interest rates rise, repayments of fixed income securities, particularly asset- and mortgage-backed securities, may occur more slowly than anticipated, extending the effective duration of these fixed income securities at below market interest rates and causing their market prices to decline more than they would have declined due to the rise in interest rates alone.

Portfolio selection risk. The value of your investment may decrease if the subadviser’s judgment about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, or about interest rates is incorrect.

Redemption risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemption risk is greater to the extent that a fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs. In addition, redemption risk is heightened during periods of overall market turmoil. The redemption by one or more large shareholders of their holdings in a fund could hurt performance and/or cause the remaining shareholders in the fund to lose money. Further, if one decision maker has control of fund shares owned by separate fund shareholders, including clients or affiliates of the fund’s investment manager, redemptions by these shareholders may further increase the fund’s redemption risk. If a fund is forced to liquidate its assets under unfavorable conditions or at inopportune times, the fund’s ability to maintain a stable $1.00 share price may be affected. In addition, a fund may suspend redemptions when permitted by applicable regulations.

Tax risk. There is no guarantee that the income on Institutional Tax Free Reserves’ and AMT Free Municipal Fund’s municipal securities will remain exempt from regular federal income tax or the federal alternative minimum tax. Unfavorable legislation, adverse interpretations by federal or state authorities, litigation or noncompliant conduct by the issuer of a municipal security could affect the tax-exempt status of municipal securities.

Institutional Tax Free Reserves and AMT Free Municipal Fund purchase municipal securities the interest on which, in the opinion of bond counsel at the time the securities are issued, is exempt from regular federal income tax and, as applicable, the federal alternative minimum tax. There is no guarantee that this opinion is correct, and there is no assurance that the Internal Revenue Service (the “IRS”) will agree with bond counsel’s opinion. If the IRS determines that an issuer of a municipal security has not complied with applicable requirements, interest from the security could become subject to regular federal income tax, or the federal alternative minimum tax, possibly retroactively to the date the security was issued, and the value of the security could decline significantly and a portion of the distributions to fund shareholders could be recharacterized as taxable. Future litigation or legislation could adversely affect the tax status of municipal securities held by the fund.

Some of Institutional Tax Free Reserves’ and AMT Free Municipal Fund’s income distributions may be subject to regular federal income tax or the federal alternative minimum tax, and distributions of any capital gains generally will be subject to regular federal income tax. In addition, distributions of the fund’s income and capital gains will generally be subject to state and local taxes.

Please note that there are other factors that could adversely affect your investment and that could prevent a fund from achieving its investment objective. More information about risks appears in the SAI. Before investing, you should carefully consider the risks that you will assume.

Portfolio holdings

A description of the funds’ policies and procedures with respect to the disclosure of portfolio securities is available in the SAI. Each fund intends to make complete portfolio holdings information as of the last business day of each month available on the fund’s website at http://www.leggmason.com/individualinvestors/prospectuses (click on the name of the fund) no later than five business days after month-end. Monthly portfolio holdings information will be available on the fund’s website for at least six months after posting.

For information about a fund, please visit the fund’s website, http://www.leggmason.com/individualinvestors/products, and click on the name of the fund in the drop down menu.

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More on fund management

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is each fund’s investment manager. LMPFA, with offices at 620 Eighth Avenue, New York, New York 10018, also serves as the investment manager of other Legg Mason-sponsored funds. LMPFA provides administrative and certain oversight services to the funds. LMPFA was formed in April 2006 as a result of an internal reorganization to consolidate advisory services after Legg Mason, Inc. (“Legg Mason”) acquired substantially all of Citigroup’s asset management business in December 2005. As of September 30, 2013, LMPFA’s total assets under management were approximately $211.5 billion.

Western Asset Management Company (“Western Asset”) provides the day-to-day portfolio management of each fund as subadviser. Western Asset, established in 1971, has offices at 385 East Colorado Boulevard, Pasadena, California 91101 and 620 Eighth Avenue, New York, New York 10018. Western Asset acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. As of September 30, 2013, the total assets under management of Western Asset and its supervised affiliates were approximately $442.7 billion.

LMPFA pays the subadviser a portion of the management fee that it receives from each fund. The funds do not pay any additional advisory or other fees for advisory services provided by Western Asset.

LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason. Legg Mason, whose principal executive offices are at 100 International Drive, Baltimore, Maryland 21202, is a global asset management company. As of September 30, 2013, Legg Mason’s asset management operations, including Western Asset and its supervised affiliates, had aggregate assets under management of approximately $656.0 billion.

Management fee

Each of Institutional Liquid Reserves, Institutional U.S. Treasury Reserves, Institutional U.S. Treasury Obligations Fund, Institutional Government Reserves, Institutional Tax Free Reserves, and AMT Free Municipal Fund pays a management fee at an annual rate that decreases as assets increase, as follows: 0.250% on assets up to and including $1 billion; 0.225% on assets over $1 billion, up to and including $2 billion; 0.200% on assets over $2 billion, up to and including $5 billion; 0.175% on assets over $5 billion, up to and including $10 billion; and 0.150% on assets over $10 billion. Institutional Cash Reserves pays a management fee of 0.20% of the fund’s average daily net assets.

For the fiscal year ended August 31, 2013, each of the following funds paid LMPFA an effective management fee equal to the following percentages of the fund’s average daily net assets for management services:

Fund	Fee rate (%)
Institutional Liquid Reserves	0.12
Institutional Cash Reserves	0.10
Institutional U.S. Treasury Reserves	0.05
Institutional U.S. Treasury Obligations Fund	N/A
Institutional Government Reserves	0.09
Institutional Tax Free Reserves	0.08
AMT Free Municipal Fund	0.10

A discussion regarding the basis for the Board’s approval of each of the above funds’ management agreement and subadvisory agreement is available in that fund’s Semi-Annual Report for the period ended February 28, 2013, except for the discussion relating to Institutional U.S. Treasury Obligations Fund, which will be available in the fund’s Semi-Annual Report for the period ending February 28, 2014.

Expense limitation

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses for Administrative Shares are not expected to exceed the following percentages of the class’ average daily net assets, subject to recapture as described below:

Fund	Limit (%)
Institutional Liquid Reserves—Administrative Shares	0.40
Institutional Cash Reserves—Administrative Shares	0.40
Institutional U.S. Treasury Reserves—Administrative Shares	0.40
Institutional U.S. Treasury Obligations Fund—Administrative Shares	0.40
Institutional Tax Free Reserves—Administrative Shares	0.40
Institutional Government Reserves—Administrative Shares	0.40
AMT Free Municipal Fund—Administrative Shares	0.40

46	Western Asset Money Market Funds

These arrangements are expected to continue until December 31, 2015, may be terminated prior to that date by agreement of the manager and the Board, and may be terminated at any time after that date by the manager. Additional amounts may be voluntarily waived and/or reimbursed from time to time. The manager is also permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limit described above. In no case will the manager recapture any amount that would result, on any particular business day of a fund, in the class’ total annual operating expenses exceeding the applicable limit described above, or any other lower limit then in effect.

Recordkeeping fees

Each fund is authorized to pay fees for recordkeeping services to Service Agents. As a result, operating expenses of classes that incur new or additional recordkeeping fees may increase over time.

Distribution

Legg Mason Investor Services, LLC (”LMIS”), a wholly-owned broker/dealer subsidiary of Legg Mason, serves as each fund’s sole and exclusive distributor.

Each fund has adopted a Rule 12b-1 shareholder services and distribution plan. Under the plan, each fund pays distribution and/or service fees, based on annualized percentages of average daily net assets, of up to 0.20% for Administrative Shares. These fees are an ongoing expense and, over time, will increase the cost of your investment and may cost you more than other types of sales charges.

Additional payments

In addition to distribution and service fees and sales charges, the distributor, the manager and/or their affiliates make payments for distribution, shareholder servicing, marketing and promotional activities and related expenses out of their profits and other available sources, including profits from their relationships with the funds. These payments are not reflected as additional expenses in the fee tables contained in this Prospectus. The recipients of these payments may include the funds’ distributor and affiliates of the manager, as well as non-affiliated broker/dealers, insurance companies, financial institutions and other financial intermediaries through which investors may purchase shares of a fund, including your financial intermediary. The total amount of these payments is substantial, may be substantial to any given recipient and may exceed the costs and expenses incurred by the recipient for any fund-related marketing or shareholder servicing activities. The payments described in this paragraph are often referred to as “revenue sharing payments.” Revenue sharing arrangements are separately negotiated between the distributor, the manager and/or their affiliates, and the recipients of these payments.

Revenue sharing payments create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a fund to you. Contact your financial intermediary for details about revenue sharing payments it receives or may receive. Revenue sharing payments, as well as payments under the shareholder services and distribution plan (where applicable), also benefit the manager, the distributor and their affiliates to the extent the payments result in more assets being invested in a fund on which fees are being charged.

Western Asset Money Market Funds	47

Buying shares

Shares of the funds are offered continuously and purchases may be made on any day the funds are open for business, as described under “Share price/Fund business days” below.

Each fund may offer one or more additional classes of shares. Only Administrative Shares are offered through this Prospectus.

You may set up an account to buy shares only through banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with the distributor to sell shares of the funds (each called a “Service Agent”).

You should contact your Service Agent to open an account to buy shares. Your Service Agent may charge an annual account maintenance fee.

Your Service Agent may provide shareholder services that differ from the services provided by other Service Agents. Services provided by your Service Agent may vary by class. You should ask your Service Agent to explain the shareholder services it provides for each class and the compensation it receives in connection with each class. Remember that your Service Agent may receive different compensation depending on the share class in which you invest.

Your Service Agent may not offer all classes of shares. You should contact your Service Agent for further information.

Generally

You may buy shares of a fund on any day that the fund is open for business, as described under “Share price/Fund business days.” Shares are sold at their net asset value next determined after receipt by your Service Agent or the transfer agent of your purchase request in good order.

You must provide the following information for your order to be processed:

–  Name of fund being bought

–  Class of shares being bought

–  Dollar amount or number of shares being bought

–  Account number (if existing account)

Through a Service Agent

You should contact your Service Agent to open an account and make arrangements to buy shares.

If you are purchasing by wire you must contact your Service Agent to arrange for the wiring of federal funds.

Through a fund

If you hold your shares in an account with a fund, contact the funds at 1-877-721-1926 or 1-203-703-6002 to make arrangements to buy shares.

If you are purchasing shares by wiring federal funds, you must contact the funds at 1-877-721-1926 or 1-203-703-6002 to arrange for the wiring of federal funds. If you are purchasing by check, enclose a check to pay for the shares.

Orders may be received by mail as follows:

Regular Mail:

Western Asset Money Market Funds

P.O. Box 55214

Boston, MA 02205-8504

Express, Certified or Registered Mail:

Western Asset Money Market Funds

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

If you pay by check and your check does not clear in due course, your purchase will be canceled and you will be responsible for any expenses and losses to a fund.

If a fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your order will be canceled and you could be liable for any losses or fees incurred by the fund or its agents.

Purchase requests placed by telephone during the fund service desk’s hours of operation and received in good order will be accepted for processing at the net asset value next determined. The fund service desk’s normal hours of operations are between 8:00 a.m. and 5:30 p.m. (Eastern time) each fund business day.

48	Western Asset Money Market Funds

When shares begin to earn dividends

If your order for a purchase to be made in federal funds is received by a fund in good order prior to the fund’s close of business on a fund business day, shares purchased will normally be entitled to receive dividends declared on that day and orders received after the fund’s close of business on a fund business day will normally begin to earn dividends on the following business day.

If you pay by check, your shares generally begin to earn dividends on the fund business day following receipt of the check.

If you are purchasing through a Service Agent, you should check with your Service Agent to determine when your purchase order will be effective.

Your account statement will have more information on who to contact if you want to buy, exchange or redeem shares, or you can contact your fund between 8:00 a.m. and 5:30 p.m. (Eastern time) at 1-877-721-1926 or 1-203-703-6002.

Western Asset Money Market Funds	49

Exchanging shares

Generally	You may exchange shares of a fund (other than shares of Institutional Cash Reserves) for Administrative Shares, if offered, of any other Western Asset money market fund made available to you on any day that both the fund and the fund into which you are exchanging are open for business. An exchange of shares of one fund for shares of another fund is generally a taxable transaction, but you will not have any gain or loss on an exchange so long as the fund whose shares you exchange maintains a net asset value of $1.00 per share.
Western Asset offers a distinctive family of money market funds tailored to help meet the varying needs of large and small investors

You may exchange shares at the final net asset value calculated on a fund business day after receipt by your Service Agent or the transfer agent of your exchange request in good order.

–  If you are a customer of a Service Agent, contact your Service Agent to learn which funds your Service Agent makes available to you for exchanges. Other shareholders should contact the funds at 1-877-721-1926 or 1-203-703-6002

–  Exchanges may be made only between accounts that have identical registrations

–  The exchange privilege may be changed or terminated at any time

Always be sure to read the prospectus of the fund into which you are exchanging shares.

Investment minimums and other requirements	Your exchange will be subject to the requirements of the fund into which you are exchanging shares.
By telephone	You may place exchange orders by telephone if your account permits. Contact your Service Agent or, if you hold shares directly with a fund, call the fund at 1-877-721-1926 or 1-203-703-6002.
By mail

Contact your Service Agent or, if you hold shares directly with a fund, write to the fund as follows:

Regular Mail:

Western Asset Money Market Funds

P.O. Box 55214

Boston, MA 02205-8504

Express, Certified or Registered Mail:

Western Asset Money Market Funds

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Your account statement will have more information on who to contact if you want to buy, exchange or redeem shares, or you can contact your fund between 8:00 a.m. and 5:30 p.m. (Eastern time) at 1-877-721-1926 or 1-203-703-6002.

50	Western Asset Money Market Funds

Redeeming shares

Generally

You may redeem shares of a fund on any day that the fund is open for business, as described under “Share price/Fund business days” below. Shares are redeemed at their net asset value next determined after receipt by your Service Agent or the transfer agent of your redemption request in good order.

If the shares are held by a fiduciary or corporation, partnership or similar entity, other documents may be required.

Contact your Service Agent or, if you hold shares directly with a fund, call the fund at 1-877-721-1926 or 1-203-703-6002 to redeem shares of the fund.

Redemption proceeds

For Institutional Liquid Reserves, Institutional U.S. Treasury Obligations Fund, Institutional Tax Free Reserves and AMT Free Municipal Fund: If your request is received in good order by your Service Agent or the transfer agent prior to the time the fund makes its final net asset value calculation on any day the fund is open for business (normally 4:00 p.m. (Eastern time) in the case of Institutional Liquid Reserves and Institutional U.S. Treasury Obligations Fund and 12:00 noon (Eastern time) in the case of Institutional Tax Free Reserves and AMT Free Municipal Fund), your redemption proceeds normally will be sent that day, but in any event within seven days, except that your proceeds may be delayed for up to 10 days if your share purchase was made by check.

For Institutional Cash Reserves, Institutional U.S. Treasury Reserves and Institutional Government Reserves: You normally will receive your redemption proceeds in federal funds on the business day on which you sell your shares, or if your redemption request is received in good order by your Service Agent or the transfer agent after the fund makes its final net asset value calculation on that business day (normally 5:00 p.m. (Eastern time) in the case of Institutional Cash Reserves, 2:00 p.m. (Eastern time) in the case of Institutional U. S. Treasury Reserves and 4:00 p.m. (Eastern time) in the case of Institutional Government Reserves), on the next business day. The fund may delay payment for one business day under certain circumstances and may delay beyond one business day if Fedwire or the applicable Federal Reserve Bank is closed on the day your redemption proceeds would otherwise be paid, or in the circumstances described below.

For all funds: You generally are entitled to receive dividends on fund shares through the business day prior to the day on which your proceeds are sent to you.

Your redemption proceeds may be delayed, or your right to receive redemption proceeds suspended, if the New York Stock Exchange (“NYSE”) is closed (other than on weekends or holidays) or trading is restricted, if an emergency exists, or otherwise as permitted by the rules of or by the order of the Securities and Exchange Commission (“SEC”).

If you hold your shares through a Service Agent, your Service Agent may have its own earlier deadlines for the receipt of a redemption request. Your sale or redemption proceeds will be sent by federal wire to your Service Agent. You should check with your Service Agent to determine when your proceeds will be available to you.

If you hold your shares through a fund and have designated a bank account on your application form, you may have the proceeds sent by federal wire or by electronic transfer (ACH) to that bank account. To change the bank account designated to receive wire or electronic transfers, you will be required to deliver a new written authorization and may be asked to provide other documents. You may be charged a fee on a wire or an electronic transfer (ACH). In other cases, unless you direct otherwise, your proceeds will be paid by check mailed to your address of record.

The funds reserve the right to pay redemption proceeds by giving you securities instead of cash. You may pay transaction costs to dispose of the securities, and you may receive less than the price at which they were valued for purposes of the redemption.

Western Asset Money Market Funds	51

Redeeming shares cont’d

By mail

Contact your Service Agent or, if you hold shares directly with a fund, write to the fund as follows:

Regular Mail:

Western Asset Money Market Funds

P.O. Box 55214

Boston, MA 02205-8504

Express, Certified or Registered Mail:

Western Asset Money Market Funds

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Your written request must provide the following:

–  The fund name, the class of shares being redeemed and your account number

–  The dollar amount or number of shares being redeemed

–  Signature of each owner exactly as the account is registered

–  Signature guarantees, as applicable (see “Other things to know about transactions”)

By telephone

If your account application permits, you may be eligible to redeem shares by telephone. Contact your Service Agent or, if you hold shares directly with a fund, call the fund at 1-877-721-1926 or 1-203-703-6002.

Please have the following information ready when you place your redemption request:

–  Name of fund being redeemed

–  Class of shares being redeemed

–  Account number

If you hold your shares directly with a fund and your telephonic redemption request is placed with the fund service desk during the fund service desk’s hours of operation and received in good order, your request will be accepted for processing at the net asset value next determined. The fund service desk’s normal hours of operations are between 8:00 a.m. and 5:30 p.m. (Eastern time) each fund business day.

Your account statement will have more information on who to contact if you want to buy, exchange or redeem shares, or you can contact your fund between 8:00 a.m. and 5:30 p.m. (Eastern time) at 1-877-721-1926 or 1-203-703-6002.

52	Western Asset Money Market Funds

Other things to know about transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request may not be processed:

–	Name of the fund

–	Your account number

–	In the case of a purchase (including a purchase as part of an exchange transaction), the class of shares being bought

–	In the case of an exchange or redemption, the class of shares being exchanged or redeemed (if you own more than one class)

–	Dollar amount or number of shares being bought, exchanged or redeemed

–	In certain circumstances, the signature of each owner exactly as the account is registered (see “Redeeming shares”)

The funds generally will not permit non-resident aliens with non-U.S. addresses to establish accounts. U.S. citizens with APO/FPO addresses or addresses in the United States (including its territories) and resident aliens with U.S. addresses are permitted to establish accounts with a fund. Subject to the requirements of local law, U.S. citizens residing in foreign countries are permitted to establish accounts with a fund.

In certain circumstances, such as during periods of market volatility, severe weather and emergencies, shareholders may experience difficulties placing exchange or redemption orders by telephone. In that case, shareholders should consider using a fund’s other exchange and redemption procedures described under “Exchanging shares” and “Redeeming shares.”

The transfer agent or the funds will employ reasonable procedures to confirm that any telephone exchange or redemption request is genuine, which may include recording calls, asking the caller to provide certain personal identification information, sending you a written confirmation or requiring other confirmation procedures from time to time. If these procedures are followed, neither a fund nor its agents will bear any liability for these transactions.

Each fund has the right to:

–	Suspend the offering of shares

–	Waive or change minimum initial and additional investment amounts

–	Reject any purchase or exchange order

–	Change, revoke or suspend the exchange privilege

–	Suspend telephone transactions

–	Suspend or postpone redemptions of shares on any day when trading on the NYSE is restricted or as otherwise permitted by the SEC

–	Close your account after a period of inactivity, as determined by state law, and transfer your shares to the appropriate state

For your protection, the funds or your Service Agent may request additional information in connection with large redemptions, unusual activity in your account, or otherwise to ensure your redemption request is in good order. Please contact your Service Agent or the funds for more information.

Signature guarantees

To be in good order, your redemption request must include a signature guarantee if you:

–	Are redeeming shares and sending the proceeds to an address or bank not currently on file

–	Changed your account registration or your address within 30 days

–	Want the check paid to someone other than the account owner(s)

–	Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

Anti-money laundering

Federal anti-money laundering regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you sign your account application, you may be asked to provide additional information in order for a fund to verify your identity in accordance with these regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Western Asset Money Market Funds	53

Other things to know about transactions cont’d

Small account balances/Mandatory redemptions

Each fund reserves the right to ask you to bring your account up to a minimum investment amount determined by your Service Agent if the aggregate value of the fund shares in your account is less than $500 for any reason (including solely due to declines in net asset value and/or failure to invest at least $500 within a reasonable period). You will be notified in writing and will have 60 days to make an additional investment to bring your account value up to the required level. If you choose not to do so within this 60-day period, the fund may close your account and send you the redemption proceeds. If your share class is no longer offered, you may not be able to bring your account up to the minimum investment amount. Some shareholders who hold accounts in multiple classes of the same fund may have those accounts aggregated for the purposes of these calculations. If your account is closed, you will not be eligible to have your account reinstated without imposition of any sales charges that may apply to your new purchase. Please contact your Service Agent for more information. Any redemption of fund shares may result in tax consequences to you (see “Taxes” for more information). Each fund may, with prior notice, change the minimum size of accounts subject to mandatory redemption, which may vary by class, or implement fees for small accounts.

Subject to applicable law, a fund may, with prior notice, adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

For more information, please contact your Service Agent or the funds, or consult the SAI.

Frequent trading of fund shares

Money market funds are often used by investors for short-term investments, in place of bank checking or saving accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason the funds’ Board has not adopted policies and procedures, or imposed restrictions such as minimum holding periods, in order to deter frequent purchases and redemptions of money market fund shares. The Board also believes that money market funds, such as the funds, are not typically targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, some investors may seek to take advantage of a short-term disparity between a fund’s yield and current market yields, which could have the effect of reducing the fund’s yield. In addition, frequent purchases and redemptions of fund shares could increase a fund’s portfolio transaction costs and may interfere with the efficient management of the fund’s portfolio, which could detract from the fund’s performance.

Reduction in number of shares

In order to maintain a $1.00 per share net asset value, if the value of a fund’s assets were to decline, the fund could reduce the number of its outstanding shares through a reverse stock split. If this happens, although each share would continue to be valued at $1.00 per share, each shareholder will own fewer shares of the fund and lose money. A fund could do this if, for example, there were a default on an investment held by the fund, if expenses exceed the fund’s income, or if an investment declined significantly in value. By investing in a fund, you agree to this reduction should it become necessary to maintain a $1.00 per share net asset value.

Record ownership

If you hold shares through a Service Agent, your Service Agent may establish and maintain your account and be the shareholder of record. In the event that a fund holds a shareholder meeting, your Service Agent, as record holder, will be entitled to vote your shares and may seek voting instructions from you. If you do not give your Service Agent voting instructions, your Service Agent, under certain circumstances, may nonetheless be entitled to vote your shares.

United Kingdom investors (Institutional Cash Reserves only)

The Facilities Agent for the fund is Western Asset Management Company Limited. The principal place of business of the Facilities Agent in the U.K. is 10 Exchange Square, Primrose Street, London EC2A 2EN.

The fund has received an order from the U.K. Financial Services Authority (now, the U.K. Financial Conduct Authority) granting recognition under the U.K. Financial Services and Markets Act 2000. U.K. investors may obtain copies of the fund’s current Prospectus, Declaration of Trust (including amendments thereto), and Annual and Semi-Annual Reports to Shareholders from the Facilities Agent. U.K. investors may also obtain information about the price of shares in the fund and how a shareholder may arrange for the redemption of shares in the fund and for payment for these shares. U.K. investors may submit complaints to the U.K. Facilities Agent which will be forwarded to the manager of the fund. Investors in the fund are not covered by the Financial Services Compensation Scheme.

54	Western Asset Money Market Funds

Dividends, other distributions and taxes

Dividends and other distributions

Each fund calculates its net income and declares dividends each business day when it makes its final net asset value calculation. See “Buying shares” above for information about when recently purchased shares begin to earn dividends and “Redeeming shares” above for information about when shares redeemed cease to earn dividends. Dividends are distributed once a month, on or before the last business day of the month.

Unless you elect to receive dividends and/or other distributions in cash, your dividends and capital gain distributions will be automatically reinvested in shares of the same class you hold, at the net asset value determined on the reinvestment date. You do not pay a sales charge on reinvested distributions or dividends.

The Board reserves the right to revise the dividend policy or postpone the payment of dividends if warranted in the Board’s judgment due to unusual circumstances.

Taxes

The following discussion is very general, applies only to shareholders who are U.S. persons, and does not address shareholders subject to special rules, such as those who hold fund shares through an IRA, 401(k) plan or other tax-advantaged account. Except as specifically noted, the discussion is limited to federal income tax matters, and does not address state, local, foreign or non-income taxes. Further information regarding taxes, including certain federal income tax considerations relevant to non-U.S. persons, is included in the SAI. Because each shareholder’s circumstances are different and special tax rules may apply, you should consult your tax adviser about federal, state, local and/or foreign tax considerations that may be relevant to your particular situation.

You normally will have to pay federal income tax on any dividends and other distributions you receive from Institutional Liquid Reserves, Institutional Cash Reserves, Institutional U.S. Treasury Reserves, Institutional U.S. Treasury Obligations Fund or Institutional Government Reserves, whether the distributions are paid in cash or additional shares. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) that are reported by a fund as capital gain dividends are taxable to you as long-term capital gain regardless of how long you have owned your shares. Other distributions are generally taxable as ordinary dividends. Institutional Liquid Reserves, Institutional Cash Reserves, Institutional U.S. Treasury Reserves, Institutional U.S. Treasury Obligations Fund and Institutional Government Reserves do not expect any distributions to be treated as qualified dividend income, which for noncorporate shareholders may be taxed at reduced rates.

Institutional Tax Free Reserves and AMT Free Municipal Fund expect that most of their distributions will be exempt-interest dividends, which are exempt from federal income tax but may be subject to state or local income taxes. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) that are reported by a fund as capital gain dividends are taxable to you as long-term capital gain regardless of how long you have owned your shares. Other distributions are generally taxable as ordinary dividends. Institutional Tax Free Reserves and AMT Free Municipal Fund do not expect any distributions to be treated as qualified dividend income, which for noncorporate shareholders may be taxed at reduced rates. Some exempt-interest dividends may be subject to the federal alternative minimum tax.

If you redeem shares or exchange them for shares of another fund, it is generally a taxable event. However, you will not have any gain or loss on the redemption or exchange so long as the fund whose shares you sell or exchange maintains a net asset value of $1.00 per share.

A Medicare contribution tax is imposed at the rate of 3.8% on net investment income of U.S. individuals with income exceeding specified thresholds, and on undistributed net investment income of certain estates and trusts. Net investment income generally includes for this purpose dividends (other than exempt-interest dividends) and capital gain distributions, if any, paid by a fund.

A dividend declared by a fund in October, November or December and paid during January of the following year will, in certain circumstances, be treated as paid in December for tax purposes.

After the end of each year, your Service Agent or fund will provide you with information about the distributions and dividends you received, including, if applicable, exempt-interest dividends. Because each shareholder’s circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in a fund.

Western Asset Money Market Funds	55

Share price/Fund business days

You may buy or redeem shares at their net asset value (“NAV”) next determined after receipt of your request in good order. You may exchange shares at the final NAV calculated on a fund business day after receipt of your request in good order.

The funds use the amortized cost method to value their portfolio securities. Using this method, a fund constantly amortizes over the remaining life of a security the difference between the principal amount due at maturity and the cost of the security to the fund. This method of valuation is designed to permit a money market fund to maintain a constant NAV of $1.00 per share, but there is no guarantee that it will do so.

Each fund’s NAV per share is the value of its assets minus its liabilities divided by the number of shares outstanding. NAV is calculated separately for each class of shares. Each fund is open for business and calculates its NAV every day on which both the NYSE and the Federal Reserve Bank of New York (“FRBNY”) are open for business. Therefore, the funds will be closed on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. Both the NYSE and FRBNY are also closed on weekends and may be closed because of an emergency or other unanticipated event. In the event the NYSE does not open for business because of an emergency or other unanticipated event, a fund may, but is not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open.

Each fund typically calculates its NAV as of each hour from 9:00 a.m. until its close of business on each fund business day. However, a fund could, without advance notice, determine not to make one or more intraday calculations for a number of reasons such as unusual conditions in the bond, credit or other markets or unusual fund purchase or redemption activity. If a fund determined not to make an intraday calculation, purchases or redemptions would be effected at the next determined intraday or closing NAV, which may be greater or less than the price at which the purchase or redemption would otherwise have been effected.

On any day when the NYSE, the FRBNY or the bond markets (as recommended by the Securities Industry and Financial Markets Association (“SIFMA”)) close early due to an unanticipated event, or if trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC, each fund reserves the right to close early and make its final NAV calculation as of the time of its early close.

Institutional Liquid Reserves normally closes for business at 4:00 p.m. (Eastern time). Institutional Cash Reserves normally closes for business at 5:00 p.m. (Eastern time). When the NYSE closes early on a business day before or after a day on which a national holiday is celebrated, Institutional Liquid Reserves and Institutional Cash Reserves will close for business and make their final NAV calculations as of such time the NYSE closes. For calendar year 2014, it is expected that the NYSE will close early at 1:00 p.m. (Eastern time) on July 3, 2014, November 28, 2014 and December 24, 2014.

Institutional U.S. Treasury Reserves normally closes for business at 2:00 p.m. (Eastern time). Institutional U.S. Treasury Obligations Fund and Institutional Government Reserves normally close for business at 4:00 p.m. (Eastern time). When SIFMA recommends an early close to the bond markets on a business day before or after a day on which a national holiday is celebrated, Institutional U.S. Treasury Reserves and Institutional U.S. Treasury Obligations Fund will close for business and make their final NAV calculation as of 12:00 noon on that day, and Institutional Government Reserves will close for business and make its final NAV calculation as of 2:00 p.m. (Eastern time) on that day. For calendar year 2014, SIFMA recommends an early close of the bond markets on April 17, 2014, May 23, 2014, November 28, 2014, December 24, 2014 and December 31, 2014. The schedule may be changed by SIFMA due to market conditions.

Institutional Tax Free Reserves and AMT Free Municipal Fund normally close for business at 12:00 noon (Eastern time).

To determine whether a fund is open for business, please call the fund at 1-877-721-1926 or 1-203-703-6002. The fund service desk is generally open between 8:00 a.m. and 5:30 p.m. (Eastern time) but may close early under certain circumstances. You should contact your Service Agent to determine whether your Service Agent will be open for business.

It is the responsibility of the Service Agent to transmit all orders to buy, exchange or redeem shares to the transfer agent on a timely basis.

56	Western Asset Money Market Funds

Financial highlights

The financial highlights tables are intended to help you understand the performance of Institutional Shares for the past five years, unless otherwise noted. No financial information is presented for Administrative Shares since there were no Administrative Shares outstanding during the periods shown. The returns for Administrative Shares will differ from those of Institutional Shares to the extent their expenses differ. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables has been derived from each fund’s financial statements, which have been audited by KPMG LLP, independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the annual report (available upon request). As Institutional U.S. Treasury Obligations Fund had not commenced operations as of August 31, 2013, no financial information for that fund is available.

Western Asset Institutional Liquid Reserves

For a share of each class of beneficial interest outstanding throughout each year ended August 31:
Institutional Shares—Institutional Liquid Reserves[1]	2013[2]	2012	2011	2010	2009
Net asset value, beginning of year	$1.000	$1.000	$1.000	$1.000	$1.000
Income (loss) from operations:
Net investment income	0.001	0.002	0.002	0.002	0.015
Net realized gain (loss)[3]	0.000	0.000	0.000	0.000	0.000
Total income from operations	0.001	0.002	0.002	0.002	0.015
Less distributions from:
Net investment income	(0.001)	(0.002)	(0.002)	(0.002)	(0.015)
Total distributions	(0.001)	(0.002)	(0.002)	(0.002)	(0.015)
Net asset value, end of year	$1.000	$1.000	$1.000	$1.000	$1.000
Total return[4]	0.13%	0.18%	0.21%	0.22%	1.45%[5]
Net assets, end of year (millions)	$4,696	$5,362	$6,262	$6,927	$5,258
Ratios to average net assets:
Gross expenses[6]	0.33%	0.23%	0.22%[7]	0.31%[8]	0.35%[8]
Net expenses[6,9,10]	0.14	0.15	0.16 [7]	0.15 [8]	0.22 [8]
Net investment income	0.13	0.18	0.21	0.22	1.48

[1]	Effective May 31, 2010, Class A shares were renamed Institutional shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	Amount represents less than $0.0005 per share.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[5]	If the Portfolio had not entered into the Letter and Capital Support Agreements related to certain investments in structured securities, the total return would have been lower.

[6]	Includes the Fund’s share of Liquid Reserves Portfolio’s allocated expenses. The ratios presented for the fiscal years prior to 2013 include a 0.10% management fee waiver.

[7]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would not have changed.

[8]

Included in the expense ratios is the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.30% and 0.14%, respectively, for the year ended August 31, 2010 and 0.32% and 0.19%, respectively, for the year ended August 31, 2009.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Institutional Shares did not exceed 0.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[10]	Reflects fee waivers and/or expense reimbursements.

Western Asset Money Market Funds	57

Financial highlights cont’d

Western Asset Institutional Cash Reserves

For a share of each class of beneficial interest outstanding throughout each year ended August 31:
Institutional Shares—Institutional Cash Reserves[1]	2013[2]	2012	2011	2010	2009
Net asset value, beginning of year	$1.000	$1.000	$1.000	$1.000	$1.000
Income (loss) from operations:
Net investment income	0.001	0.002	0.002	0.002	0.014
Net realized gain (loss)[3]	0.000	(0.000)	0.000	0.000	(0.000)
Total income from operations	0.001	0.002	0.002	0.002	0.014
Less distributions from:
Net investment income	(0.001)	(0.002)	(0.002)	(0.002)	(0.014)
Net realized gain	(0.000) [3]	(0.000) [3]	—	—	—
Total distributions	(0.001)	(0.002)	(0.002)	(0.002)	(0.014)
Net asset value, end of year	$1.000	$1.000	$1.000	$1.000	$1.000
Total return[4]	0.12%	0.18%	0.20%	0.20%	1.36%
Net assets, end of year (millions)	$7,747	$8,896	$8,578	$11,012	$7,965
Ratios to average net assets:
Gross expenses[5]	0.32%	0.22%	0.22%	0.68%	0.85%[6]
Net expenses[5,7,8]	0.13	0.14	0.15	0.16	0.16 [6]
Net investment income	0.12	0.18	0.20	0.20	1.28

[1]	Effective May 31, 2010, Class O shares were renamed Institutional shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	Amount represents less than $0.0005 per share.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[5]	Includes the Fund’s share of Prime Cash Reserves Portfolio’s allocated expenses. The ratios presented for fiscal years prior to 2013 include a 0.10% management fee waiver.

[6]

Included in the expense ratios is the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.82% and 0.13%, respectively.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Institutional Shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent. Prior to August 12, 2009, the voluntary expense limitation was 0.15%.

[8]	Reflects fee waivers and/or expense reimbursements.

58	Western Asset Money Market Funds

Western Asset Institutional U.S. Treasury Reserves

For a share of beneficial interest outstanding throughout each year ended August 31:
Institutional Shares—Institutional U.S. Treasury Reserves	2013[1]		2012		2011		2010		2009
Net asset value, beginning of year	$1.000		$1.000		$1.000		$1.000		$1.000
Income from operations:
Net investment income	0.000	[2]	0.000	[2]	0.000	[2]	0.000	[2]	0.004
Net realized gain[2]	0.000		0.000		0.000		0.000		0.000
Total income from operations	0.000	[2]	0.000	[2]	0.000	[2]	0.000	[2]	0.004
Less distributions from:
Net investment income	(0.000)	[2]	(0.000)	[2]	(0.000)	[2]	(0.000)	[2]	(0.004)
Net realized gains[2]	(0.000)		(0.000)		(0.000)		(0.000)		(0.000)
Total distributions	(0.000)	[2]	(0.000)	[2]	(0.000)	[2]	(0.000)	[2]	(0.004)
Net asset value, end of year	$1.000		$1.000		$1.000		$1.000		$1.000
Total return[3]	0.02%		0.01%		0.02%		0.03%		0.43%
Net assets, end of year (000s)	$10,680,428		$12,360,246		$13,472,006		$13,659,011		$20,937,693
Ratios to average net assets:
Gross expenses[4]	0.31%		0.20%		0.20%		0.27%		0.30%[5]
Net expenses[4,6,7]	0.08	[8]	0.06	[8]	0.11	[8]	0.15	[8]	0.20 [5]
Net investment income	0.02		0.01		0.02		0.01		0.44

[1]	Per share amounts have been calculated using the average shares method.

[2]	Amount represents less than $0.0005 per share.

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Includes the Fund’s share of U.S. Treasury Reserves Portfolio’s allocated expenses. The ratios presented for the fiscal years prior to 2013 include a 0.10% management fee waiver.

[5]

Included in the expense ratios is the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.28% and 0.18%, respectively.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Institutional shares did not exceed 0.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[8]	In order to maintain a minimum yield, additional waivers were implemented.

Western Asset Money Market Funds	59

Financial highlights cont’d

Western Asset Institutional Government Reserves

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Institutional Shares—Institutional Government Reserves[1]	2013[2]	2012[3]		2012[4]		2011[4]		2010[4]		2009[4]
Net asset value, beginning of year	$1.000	$1.000		$1.000		$1.000		$1.000		$1.000
Income from operations:
Net investment income	0.001	0.000	[5]	0.000	[5]	0.001		0.001		0.014
Net realized gain[5]	0.000	0.000		0.000		0.000		0.000		0.000
Total income from operations	0.001	0.000	[5]	0.000	[5]	0.001		0.001		0.014
Less distributions from:
Net investment income	(0.001)	(0.000)	[5]	(0.000)	[5]	(0.001)		(0.001)		(0.014)
Net realized gains	(0.000) [5]	—		(0.000)	[5]	(0.000)	[5]	(0.000)	[5]	(0.000)	[5]
Total distributions	(0.001)	(0.000)	[5]	(0.000)	[5]	(0.001)		(0.001)		(0.014)
Net asset value, end of year	$1.000	$1.000		$1.000		$1.000		$1.000		$1.000
Total return[6]	0.05%	0.01%		0.03%		0.08%		0.15%		1.45%
Net assets, end of year (millions)	$9,679	$8,781		$10,743		$11,010		$10,134		$12,025
Ratios to average net assets:
Gross expenses[7]	0.31%	0.22%[8]		0.21%		0.20%		0.20%[9]		0.24%[9]
Net expenses[7,10,11]	0.11	0.14	[8,12]	0.12	[12]	0.15	[12]	0.18	[9,12]	0.24	[9]
Net investment income	0.05	0.05	[8]	0.03		0.08		0.14		1.30

[1]	Effective May 2, 2009, Class A shares were renamed Institutional shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the period June 1, 2012 to August 31, 2012.

[4]	For the year ended May 31.

[5]	Amount represents less than $0.0005 per share.

[6]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Includes the Fund’s share of Government Portfolio’s allocated expenses. The ratios presented for the fiscal years prior to 2013 include a 0.10% management fee waiver.

[8]	Annualized.

[9]

Included in the expense ratios is the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would not have changed for the year ended May 31, 2010 and would both have been 0.21% for the year ended May 31, 2009.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets did not exceed 0.23%. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[11]	Reflects fee waivers and/or expense reimbursements.

[12]	In order to maintain a minimum yield, additional waivers were implemented.

60	Western Asset Money Market Funds

Western Asset Institutional Tax Free Reserves

For a share of beneficial interest outstanding throughout each year ended August 31:
Institutional Shares—Institutional Tax Free Reserves	2013[1]		2012	2011	2010	2009
Net asset value, beginning of year	$1.000		$1.000	$1.000	$1.000	$1.000
Income (loss) from operations:
Net investment income	0.000	[2]	0.001	0.002	0.002	0.011
Net realized gain (loss)[2]	0.000		(0.000)	(0.000)	0.000	(0.000)
Total income from operations	0.000	[2]	0.001	0.002	0.002	0.011
Less distributions from:
Net investment income	(0.000)	[2]	(0.001)	(0.002)	(0.002)	(0.011)
Net realized gains	—		—	—	—	(0.000)	[2]
Total distributions	(0.000)	[2]	(0.001)	(0.002)	(0.002)	(0.011)
Net asset value, end of year	$1.000		$1.000	$1.000	$1.000	$1.000
Total return[3]	0.04%		0.08%	0.20%	0.15%	1.13%
Net assets, end of year (millions)	$852		$1,147	$2,465	$2,461	$2,376
Ratios to average net assets:
Gross expenses[4]	0.45%		0.29%	0.26%	0.34%	0.41%[5]
Net expenses[4,6,7]	0.14	[8]	0.18	0.18	0.17	0.24	[5]
Net investment income	0.04		0.09	0.20	0.15	1.13

[1]	Per share amounts have been calculated using the average shares method.

[2]	Amount represents less than $0.0005 per share.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Includes the Fund’s share of Tax Free Reserves Portfolio’s allocated expenses. The ratios presented for fiscal years prior to 2013 include a 0.15% management fee waiver.

[5]

Included in the expense ratios is the Treasury Guarantee Program fees incurred by the Portfolio during the period. Without these fees, the gross and net expense ratios would have been 0.37% and 0.20%, respectively.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of the Fund did not exceed 0.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[8]	In order to maintain a minimum yield, additional waivers were implemented.

Western Asset Money Market Funds	61

Financial highlights cont’d

Western Asset Institutional AMT Free Municipal Money Market Fund

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Institutional Shares—AMT Free Municipal Money Market Fund[1]	2013[2]		2012[3]		2012[4]	2011[4]	2010[4]	2009[4]
Net asset value, beginning of year	$1.000		$1.000		$1.000	$1.000	$1.000	$1.000
Income (loss) from operations:
Net investment income	0.000	[5]	0.000	[5]	0.001	0.002	0.002	0.015
Net realized gain (loss)	(0.000)	[5]	(0.000)	[5]	0.000 [5]	0.000 [5]	(0.001)	(0.000)	[5]
Total income from operations	0.000	[5]	0.000	[5]	0.001	0.002	0.001	0.015
Less distributions from:
Net investment income	(0.000)	[5]	(0.000)	[5]	(0.001)	(0.002)	(0.001)	(0.015)
Net realized gains	—		—		—	—	—	(0.000)	[5]
Total distributions	(0.000)	[5]	(0.000)	[5]	(0.001)	(0.002)	(0.001)	(0.015)
Net asset value, end of year	$1.000		$1.000		$1.000	$1.000	$1.000	$1.000
Total return[6]	0.04%		0.01%		0.10%	0.23%	0.15%	1.49%
Net assets, end of year (millions)	$657		$864		$1,097	$1,256	$1,339	$2,015
Ratios to average net assets:
Gross expenses	0.30%		0.31%[7]		0.29%	0.28%	0.29%[8]	0.28%[8]
Net expenses[9,10,11]	0.15	[12]	0.20	[7,12]	0.22	0.20	0.24 [8]	0.26	[8]
Net investment income	0.04		0.05	[7]	0.10	0.21	0.16	1.53

[1]	Effective September 28, 2009, Class A shares were renamed Institutional Shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the period June 1, 2012 through August 31, 2012.

[4]	For the year ended May 31.

[5]	Amount represents less than $0.001 per share.

[6]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Annualized.

[8]

Included in the expense ratios is the Treasury Guarantee Program fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.27% and 0.22% for the year ended May 31, 2010, respectively, and 0.25% and 0.23% for the year ended May 31, 2009, respectively.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Institutional Shares did not exceed 0.23%. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

[10]	Reflects fee waivers and/or expense reimbursements.

[11]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[12]	In order to maintain a minimum yield, additional waivers were implemented.

62	Western Asset Money Market Funds

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

–	Personal information included on applications or other forms;

–	Account balances, transactions, and mutual fund holdings and positions;

–	Online account access user IDs, passwords, security challenge question responses; and

–	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

–	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

–

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

–	The Funds’ representatives such as legal counsel, accountants and auditors; and

–	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926 or 1-203-703-6002.

THIS PAGE IS NOT PART OF THE PROSPECTUS

Western Asset

Institutional Liquid Reserves

Institutional Cash Reserves

Institutional U.S. Treasury Reserves

Institutional U.S. Treasury Obligations Money Market Fund

Institutional Government Reserves

Institutional Tax Free Reserves

Institutional AMT Free Municipal Money Market Fund

Administrative Shares

You may visit the funds’ website, http://www.leggmason.com/individualinvestors/prospectuses, for a free copy of a Prospectus, Statement of Additional Information (“SAI”) or an Annual or Semi-Annual Report.

Shareholder reports Additional information about a fund’s investments is available in the fund’s Annual and Semi-Annual Reports to shareholders. In the fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. The independent registered public accounting firm’s report and financial statements in a fund’s Annual Report are incorporated by reference into (are legally a part of) this Prospectus.

The funds send only one report to a household if more than one account has the same last name and same address. Contact your Service Agent or the funds if you do not want this policy to apply to you.

Statement of additional information The SAI provides more detailed information about the funds and is incorporated by reference into (is legally a part of) this Prospectus.

You can make inquiries about the funds or obtain shareholder reports or the SAI (without charge) by contacting your Service Agent, by calling the funds at 1-877-721-1926 or 1-203-703-6002, or by writing to the funds at 100 First Stamford Place, Attn: Shareholders Services – 5th Floor, Stamford, Connecticut 06902.

Information about the funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s (the “SEC”) Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Room, Washington, D.C. 20549-1520.

If someone makes a statement about the funds that is not in this Prospectus, you should not rely upon that information. Neither the funds nor the distributor is offering to sell shares of a fund to any person to whom the fund may not lawfully sell its shares.

(Investment Company Act

file no(s). 811-6740)

WASX012864ST 12/13